Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–28.89%
Australia–0.87%
Alumina Ltd.	22,490	$35,763
AMP Ltd.	34,786	42,461
BHP Group PLC	2,058	49,142
Metcash Ltd.	29,093	55,958
Newcrest Mining Ltd.	2,629	62,782
Nine Entertainment Co. Holdings Ltd.	27,506	37,745
Origin Energy Ltd.	7,545	40,512
QBE Insurance Group Ltd.	11,745	100,060
Rio Tinto plc	831	47,185
Woodside Petroleum Ltd.	4,371	102,651
		574,259
Austria–0.03%
BAWAG Group AG, REGS(a)(b)	184	7,319
Verbund AG	167	9,364
		16,683
Belgium–0.13%
Colruyt S.A.	91	4,728
Proximus SADP	1,518	43,264
UCB S.A.	507	39,590
		87,582
Brazil–0.07%
EZ Tec Empreendimentos e Participacoes S.A.	2,862	24,637
Itau Unibanco Holding S.A., Preference Shares	2,400	21,897
		46,534
Canada–0.39%
Agnico Eagle Mines Ltd.	1,177	61,475
Barrick Gold Corp.	4,275	69,479
Canadian Natural Resources Ltd.	2,567	65,021
Methanex Corp.	376	14,781
Wheaton Precious Metals Corp.	1,708	44,613
		255,369
China–1.37%
Baidu, Inc., ADR(b)	775	86,568
Beijing Capital International Airport Co. Ltd., Class H	32,000	25,292
Bitauto Holdings Ltd., ADR(b)	2,354	26,859
Changyou.com Ltd., ADR	401	3,164
China Mobile Ltd.	4,500	38,305
China Oilfield Services Ltd., Class H	36,000	40,496
China Pacific Insurance (Group) Co., Ltd., Class H	14,600	62,588
CNOOC Ltd.	50,000	82,229
Shares		Value
China–(continued)
Dongfeng Motor Group Co. Ltd., Class H	76,000	$68,024
FIH Mobile Ltd.(b)	6,000	845
JD.com, Inc., ADR(b)	4,253	127,207
Minth Group Ltd.	10,000	28,066
NetEase, Inc., ADR	423	97,637
Qingdao Port International Co., Ltd., Class H, REGS(a)	70,000	49,953
Sohu.com Ltd., ADR(b)	696	8,484
Tencent Holdings Ltd.	3,300	154,342
		900,059
Denmark–0.22%
AP Moller - Maersk A/S, Class B	32	35,840
Carlsberg A/S, Class B	394	53,734
Novo Nordisk A/S, Class B	1,039	49,868
Royal Unibrew A/S	69	5,119
		144,561
Finland–0.41%
Nokia Oyj	16,425	88,504
Stora Enso Oyj, Class R	4,093	47,115
UPM-Kymmene Oyj	3,672	99,014
Valmet Oyj	1,897	36,869
		271,502
France–2.26%
Altran Technologies S.A.	2,094	33,047
AXA S.A.	2,149	54,315
BNP Paribas S.A.	1,539	71,513
Capgemini S.E.	734	93,112
Carrefour S.A.	6,556	125,974
Cie Generale des Etablissements Michelin SCA	740	81,856
Edenred	138	6,920
Engie S.A.	3,051	46,721
Kering S.A.	54	27,894
L’Oreal S.A.	187	50,002
Orange S.A.	9,691	143,793
Peugeot S.A.	1,950	45,792
Publicis Groupe S.A.	438	21,655
Safran S.A.	297	42,560
Sanofi	2,483	207,178
Societe BIC S.A.	155	10,754
Sodexo S.A.	465	53,248
TOTAL S.A.	7,233	374,791
		1,491,125
Germany–1.02%
Allianz S.E.	162	37,765

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Germany–(continued)
BASF S.E.	747	$49,913
Bayer AG	1,959	127,240
CompuGroup Medical S.E.	187	14,474
Deutsche Post AG	3,928	128,061
Deutsche Telekom AG	5,774	94,963
Fielmann AG	389	27,152
Merck KGaA	437	44,776
SAP S.E.	427	52,968
TAG Immobilien AG(b)	1,850	43,732
Volkswagen AG, Preference Shares	320	53,579
		674,623
Hong Kong–0.46%
AIA Group Ltd.	8,400	85,624
CK Asset Holdings Ltd.	5,000	37,612
CK Hutchison Holdings Ltd.	13,500	126,300
Pacific Basin Shipping Ltd.	17,000	3,502
Standard Chartered PLC	6,200	51,145
		304,183
India–0.72%
Bharat Heavy Electricals Ltd.	40,121	34,258
HDFC Bank Ltd., ADR	83	9,543
Housing Development Finance Corp. Ltd.	2,883	88,854
ICICI Bank Ltd., ADR	11,339	138,449
Infosys Ltd., ADR	7,209	81,606
Mahindra & Mahindra Ltd.	5,051	40,342
Shriram Transport Finance Co. Ltd.	2,298	32,349
UPL Ltd.	5,586	48,313
		473,714
Indonesia–0.05%
PT Bank Negara Indonesia (Persero) Tbk	55,900	32,949
Ireland–0.21%
CRH PLC	715	23,795
Glanbia PLC	2,044	26,717
Kingspan Group PLC	913	44,534
Ryanair Holdings PLC, ADR(b)	641	39,826
		134,872
Israel–0.03%
Plus500 Ltd.	3,083	22,462
Italy–0.55%
Banco BPM S.p.A.(b)	17,806	33,090
Enel S.p.A.	7,659	52,488
Eni S.p.A.	3,497	54,745
Hera S.p.A.	12,010	44,757
Intesa Sanpaolo S.p.A.	46,037	99,488
Saipem S.p.A.(b)	4,290	21,211
Telecom Italia S.p.A.(b)	94,818	53,431
		359,210
Shares		Value
Japan–0.39%
INPEX Corp.	6,200	$54,390
Mitsubishi Estate Co., Ltd.	1,300	23,781
NEXON Co., Ltd.(b)	1,600	25,387
Sony Corp.	500	28,397
Sumitomo Mitsui Financial Group, Inc.	1,400	49,022
Toyota Motor Corp.	1,200	77,194
		258,171
Jordan–0.07%
Hikma Pharmaceuticals PLC	2,055	45,821
Luxembourg–0.06%
ArcelorMittal	2,333	37,144
Malaysia–0.02%
British American Tobacco Malaysia Bhd.	2,000	10,934
Mexico–0.09%
Fibra Uno Administracion S.A. de C.V.	46,800	60,149
Netherlands–0.52%
Heineken Holding N.V.	489	49,525
ING Groep N.V.	9,494	105,373
Koninklijke Ahold Delhaize N.V.	3,893	88,020
SBM Offshore N.V.	2,323	45,921
Signify N.V., REGS(a)	175	4,747
Wolters Kluwer N.V.	711	51,515
		345,101
Norway–0.27%
Equinor ASA	5,087	90,817
Orkla ASA	1,513	12,841
Telenor ASA	2,242	45,440
Yara International ASA	627	29,426
		178,524
Portugal–0.02%
NOS, SGPS S.A.	2,414	15,003
Russia–0.13%
Evraz PLC	5,027	39,892
Sberbank of Russia PJSC, ADR	3,120	46,480
Sberbank of Russia PJSC, ADR	123	1,835
		88,207
Singapore–0.24%
Jardine Cycle & Carriage Ltd.	1,400	34,334
United Overseas Bank Ltd.	6,600	126,538
		160,872
South Africa–0.21%
Naspers Ltd., Class N	501	121,890
Old Mutual Ltd.	10,957	14,668
		136,558
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
South Korea–1.39%
E-MART, Inc.	277	$28,490
Hyundai Motor Co.	520	55,217
Hyundai Motor Co., 2nd Preference Shares	778	53,885
Hyundai Steel Co.	1,471	48,137
Kangwon Land, Inc.	226	5,847
KB Financial Group, Inc.	2,057	75,315
Korea Electric Power Corp.(b)	2,834	66,732
LG Corp.	1,161	69,342
Samsung Electronics Co., Ltd.	6,471	246,890
Samsung Electronics Co., Ltd., Preference Shares	3,560	110,907
Samsung Fire & Marine Insurance Co., Ltd.	389	86,054
Shinhan Financial Group Co., Ltd.	1,917	70,260
		917,076
Spain–0.52%
ACS Actividades de Construccion y Servicios S.A.	1,107	44,681
Aena SME, S.A., REGS(a)	268	48,310
Applus Services S.A.	566	7,974
Banco Bilbao Vizcaya Argentaria, S.A.	6,729	34,092
Bankia S.A.	14,353	28,348
CaixaBank, S.A.	28,931	71,251
Endesa, S.A.	1,911	47,225
Industria de Diseno Textil, S.A.	1,108	33,045
Mediaset Espana Comunicacion S.A.	1,609	9,405
Merlin Properties SOCIMI, S.A.	1,318	17,944
		342,275
Sweden–0.44%
Autoliv, Inc.	647	46,681
Axfood AB	710	14,923
Boliden AB	2,271	51,515
Bravida Holding AB, REGS(a)	741	6,149
Getinge AB, Class B	1,640	24,088
Hemfosa Fastigheter AB	842	7,601
Hennes & Mauritz AB, Class B	634	11,021
Loomis AB, Class B	634	21,831
Peab AB	782	6,594
Securitas AB, Class B	2,761	42,793
SSAB AB, Class A	3,114	8,835
SSAB AB, Class B	9,392	23,875
Swedish Match AB	647	24,728
		290,634
Switzerland–1.40%
Adecco Group AG	416	22,708
Barry Callebaut AG	24	46,948
Flughafen Zurich AG	81	14,783
Forbo Holding AG	13	20,288
Glencore PLC(b)	34,856	112,229
Nestle S.A.	168	17,828
Novartis AG	1,717	157,447
Shares		Value
Switzerland–(continued)
PSP Swiss Property AG	441	$52,843
Roche Holding AG	1,047	280,339
Sunrise Communications Group AG, REGS(a)(b)	560	41,391
Swisscom AG	106	51,413
UBS Group AG(b)	3,772	41,914
Zurich Insurance Group AG	189	65,734
		925,865
Taiwan–1.00%
Asustek Computer, Inc.	13,000	92,610
Delta Electronics, Inc.	11,000	53,041
Gigabyte Technology Co., Ltd.	28,000	41,850
Hon Hai Precision Industry Co., Ltd.	17,400	43,754
MediaTek, Inc.	15,000	150,308
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	148,814
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,037	129,467
		659,844
Thailand–0.22%
Bangkok Bank PCL, Foreign Shares	3,400	19,971
Bangkok Bank PCL, NVDR	9,400	55,252
Kasikornbank PCL, NVDR	12,000	67,196
		142,419
United Arab Emirates–0.04%
Borr Drilling Ltd.(b)	2,629	25,167
United Kingdom–9.92%
Aggreko PLC	1,161	11,793
Amcor PLC, CHS	3,037	32,254
Auto Trader Group PLC, REGS(a)	7,045	46,179
Aviva PLC	39,136	192,705
Babcock International Group PLC	11,645	67,205
BAE Systems PLC	47,723	317,273
Balfour Beatty PLC	10,187	25,475
Barclays PLC	71,553	134,262
Beazley PLC	13,135	92,214
BP PLC	99,218	654,325
British American Tobacco PLC	8,783	313,406
British Land Co. PLC (The)	10,412	64,351
Britvic PLC	1,741	19,313
BT Group PLC	55,331	129,156
BTG PLC(b)	7,311	74,362
Capita PLC(b)	39,875	56,382
Coca-Cola European Partners PLC	902	49,863
Derwent London PLC	2,517	89,187
Dialog Semiconductor PLC(b)	1,116	50,716
Drax Group PLC	5,991	22,044
easyJet PLC	14,665	171,704
Essentra PLC	8,663	45,002
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
United Kingdom–(continued)
G4S PLC	58,635	$135,887
GlaxoSmithKline PLC	9,782	202,424
Grafton Group PLC(c)	994	8,735
Greene King PLC	4,904	37,189
Greggs PLC	1,274	34,478
Hiscox Ltd.	3,589	74,324
HSBC Holdings PLC	5,200	41,969
Imperial Brands PLC	3,858	97,588
Inchcape PLC	1,618	12,303
International Consolidated Airlines Group, S.A.	5,499	28,053
International Consolidated Airlines Group, S.A.	6,005	30,930
International Consolidated Airlines Group, S.A., ADR	2,851	29,166
J Sainsbury PLC	40,892	97,616
Lancashire Holdings Ltd.	6,652	55,868
Legal & General Group PLC	60,775	192,769
Marks & Spencer Group PLC	45,268	113,472
Melrose Industries PLC	26,475	59,401
Moneysupermarket.com Group PLC	2,287	10,219
N Brown Group PLC	4,967	7,260
National Grid PLC	6,522	67,034
NewRiver REIT PLC	27,376	54,434
Next PLC	2,812	206,779
PageGroup PLC	3,809	20,848
Pearson PLC	7,125	75,591
Persimmon PLC	931	22,680
Provident Financial PLC	8,254	43,786
Rightmove PLC	3,323	21,378
Rolls-Royce Holdings PLC(b)	24,020	251,154
Royal Bank of Scotland Group PLC (The)	93,436	246,798
Royal Dutch Shell PLC, Class A	14,999	471,057
Royal Dutch Shell PLC, Class A	5,733	180,437
Royal Dutch Shell PLC, Class B	2,483	78,369
RSA Insurance Group PLC	20,056	136,926
Smith & Nephew plc	2,379	53,901
SSP Group PLC	1,550	13,230
Stagecoach Group PLC	15,278	24,084
Standard Chartered PLC	2,259	18,528
TalkTalk Telecom Group PLC	26,070	33,400
Tate & Lyle PLC	5,159	47,016
Tesco PLC	74,497	201,948
Unilever N.V.	853	49,202
Vectura Group PLC(b)	13,902	13,710
Vodafone Group PLC	107,920	196,554
WH Smith PLC	565	14,530
Whitbread PLC	1,211	66,444
		6,538,640
United States–3.15%
A.O. Smith Corp.	661	30,042
Shares			Value
United States–(continued)
Allergan PLC		154	$24,717
Altria Group, Inc.		2,324	109,391
American Express Co.		342	42,535
Anthem, Inc.		115	33,880
Aon PLC		231	43,717
Baker Hughes, a GE Co., Class A		3,368	85,513
Berkshire Hathaway, Inc., Class B(b)		226	46,427
Biogen, Inc.(b)		79	18,788
Booking Holdings, Inc.(b)		39	73,578
Bristol-Myers Squibb Co.		2,492	110,670
Broadcom, Inc.		204	59,158
Chevron Corp.		852	104,890
Citigroup, Inc.		1,958	139,331
Concho Resources, Inc.		204	19,927
First Republic Bank		857	85,151
Fiserv, Inc.(b)		185	19,505
Gilead Sciences, Inc.		944	61,851
JPMorgan Chase & Co.		812	94,192
Las Vegas Sands Corp.		2,004	121,122
Markel Corp.(b)		35	38,988
Microsoft Corp.		240	32,705
Nasdaq, Inc.		848	81,722
National Oilwell Varco, Inc.		1,876	44,686
Newmont Goldcorp Corp.		1,066	38,930
Old Dominion Freight Line, Inc.		179	29,889
Pfizer, Inc.		989	38,413
TE Connectivity Ltd.		709	65,512
Texas Instruments, Inc.		832	104,008
United Rentals, Inc.(b)		175	22,146
United Technologies Corp.		679	90,714
Verizon Communications, Inc.		1,363	75,333
Wells Fargo & Co.		1,149	55,623
Williams-Sonoma, Inc.		534	35,607
			2,078,661
Total Common Stocks & Other Equity Interests (Cost $19,302,407)			19,046,752
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–13.05%(d)
Belgium–0.20%
Solvay Finance S.A. REGS, 5.87% (a)(e)	EUR	100,000	130,972
Egypt–0.04%
Egypt Treasury Bills 0.01%, 11/12/2019	EGP	500,000	29,006
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount		Value
France–0.87%
Burger King France SAS 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(a)(f)(g)	EUR	100,000	$112,994
Electricite de France S.A. REGS, 5.88% (15 yr. GBP Swap Rate + 3.05%), 07/22/2049(a)(g)	GBP	100,000	130,959
La Financiere Atalian S.A. 6.63%, 05/15/2025(a)	GBP	100,000	85,279
Orange S.A. REGS, 5.88% (a)(e)	GBP	100,000	133,007
Picard Groupe SAS 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(a)(f)(g)	EUR	100,000	108,919
			571,158
Germany–0.37%
Deutsche Telekom AG REGS, 3.13%, 02/06/2034(a)	GBP	100,000	133,165
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH REGS, 4.63%, 02/15/2026(a)	EUR	90,000	108,398
			241,563
Israel–0.17%
Teva Pharmaceutical Finance Netherlands III B.V. 4.50%, 03/01/2025(a)	EUR	100,000	112,361
Italy–0.16%
Pro-Gest S.p.A. 3.25%, 12/15/2024(a)	EUR	100,000	103,975
Mexico–4.39%
Mexican Bonos,
Series M-20, 10.00%, 12/05/2024	MXN	3,930,000	2,746,315
7.50%, 06/03/2027	MXN	1,500,000	78,475
Petroleos Mexicanos REGS, 8.25%, 06/02/2022(a)	GBP	50,000	66,930
			2,891,720
Netherlands–0.15%
HEMA Bondco I B.V. 6.25% (3 mo. EURIBOR + 6.25%), 07/15/2022(a)(f)(g)	EUR	100,000	102,397
Portugal–0.12%
Portugal Obrigacoes do Tesouro OT REGS, 2.88%, 10/15/2025(a)	EUR	60,000	78,716
South Africa–3.63%
Republic of South Africa Government Bond,
Series 2048, 8.75%, 02/28/2048	ZAR	1,400,000	86,565
Series R186, 10.50%, 12/21/2026	ZAR	29,546,000	2,305,386
			2,391,951
	Principal Amount		Value
Spain–0.71%
CaixaBank, S.A. REGS, 6.75% (a)(e)	EUR	200,000	$241,747
Naviera Armas, S.A. 6.50% (3 mo. EURIBOR + 6.50%), 07/31/2023(a)(g)	EUR	100,000	97,970
Spain Government Bond REGS, 1.95%, 04/30/2026(a)	EUR	55,000	69,225
Spain Government Inflation Linked Bond REGS, 0.55%, 11/30/2019(a)	EUR	52,457	58,296
			467,238
United Kingdom–2.06%
Boparan Finance PLC REGS, 5.50%, 07/15/2021(a)	GBP	100,000	65,133
BP Capital Markets PLC REGS, 1.18%, 08/12/2023(a)	GBP	100,000	123,344
CYBG PLC REGS, 5.00% (5 yr. GBP Swap Rate + 3.52%), 02/09/2026(a)(g)	GBP	100,000	122,235
Fidelity International Ltd. REGS, 6.75%, 10/19/2020(a)	GBP	50,000	64,510
InterContinental Hotels Group PLC REGS, 2.13%, 08/24/2026(a)	GBP	100,000	123,118
Nationwide Building Society REGS, 10.25% (a)(e)	GBP	38,000	71,166
NatWest Markets PLC Series 352, 6.20% (5 yr. UK Gilt Rate + 2.05%), 12/31/2059(g)	GBP	13,000	16,152
Next PLC REGS, 3.63%, 05/18/2028(a)	GBP	100,000	129,360
RAC Bond Co. PLC REGS, 4.87%, 05/06/2026(a)	GBP	100,000	120,627
RL Finance Bonds No. 3 PLC REGS, 6.13%, 11/13/2028(a)	GBP	100,000	139,959
Tesco Property Finance 2 PLC REGS, 6.05%, 10/13/2039(a)	GBP	42,262	68,171
Thomas Cook Group PLC REGS, 6.25%, 06/15/2022(a)	EUR	100,000	31,467
Travis Perkins PLC REGS, 4.50%, 09/07/2023(a)	GBP	100,000	127,906
United Kingdom Gilt Inflation-Linked REGS, 0.13%, 03/22/2026(a)	GBP	22,395	33,250
Vodafone Group PLC REGS, 3.38%, 08/08/2049(a)	GBP	100,000	123,929
			1,360,327
United States–0.18%
Netflix, Inc. 3.88%, 11/15/2029(a)	EUR	100,000	119,116
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,776,482)			8,600,500
U.S. Dollar Denominated Bonds & Notes–10.98%
Australia–0.02%
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 04/30/2026(a)		$16,000	15,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
Brazil–0.38%
MARB BondCo PLC, 7.00%, 03/15/2024(a)	$200,000	$207,240
Petrobras Global Finance B.V., 5.75%, 02/01/2029	39,000	42,042
		249,282
Canada–0.45%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/2025(a)	32,000	32,720
Air Canada, 7.75%, 04/15/2021(a)	25,000	26,928
Bombardier, Inc.,
8.75%, 12/01/2021(a)	14,000	15,313
5.75%, 03/15/2022(a)	18,000	18,473
6.13%, 01/15/2023(a)	25,000	25,437
7.50%, 03/15/2025(a)	18,000	18,371
Calfrac Holdings L.P., 8.50%, 06/15/2026(a)	11,000	7,480
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	13,000	12,740
GFL Environmental, Inc., 7.00%, 06/01/2026(a)	54,000	55,890
Norbord, Inc., 5.75%, 07/15/2027(a)	13,000	13,163
Parkland Fuel Corp., 6.00%, 04/01/2026(a)	23,000	23,834
Precision Drilling Corp.,
6.50%, 12/15/2021	5,194	5,142
5.25%, 11/15/2024	15,000	13,725
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	27,000	26,156
		295,372
Germany–0.33%
Allianz SE, Series DIP, REGS, 3.88% (a)(e)	200,000	185,009
Mercer International, Inc.,
6.50%, 02/01/2024	22,000	22,302
5.50%, 01/15/2026	10,000	9,638
		216,949
Israel–0.03%
Teva Pharmaceutical Finance IV, B.V., 3.65%, 11/10/2021	25,000	23,906
Italy–0.36%
Telecom Italia Capital S.A.,
6.38%, 11/15/2033	7,000	7,386
7.20%, 07/18/2036	16,000	17,920
Telecom Italia S.p.A., 5.30%, 05/30/2024(a)	200,000	212,000
		237,306
Luxembourg–0.68%
Altice Financing S.A., 7.50%, 05/15/2026(a)	200,000	210,000
FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.63%, 08/15/2026(a)	200,000	175,000
Principal Amount		Value
Luxembourg–(continued)
Intelsat Connect Finance S.A., 9.50%, 02/15/2023(a)	$5,000	$4,511
Intelsat Jackson Holdings S.A.,
5.50%, 08/01/2023	34,000	31,492
8.50%, 10/15/2024(a)	23,000	23,060
9.75%, 07/15/2025(a)	2,000	2,080
		446,143
Spain–0.25%
Telefonica Emisiones S.A.U, 4.90%, 03/06/2048	150,000	162,863
United Kingdom–1.16%
Barclays Bank PLC, 2.94% (e)	20,000	14,075
Barclays PLC, 7.75% (5 yr. U.S. Swap Rate + 4.84%), 12/31/2049(g)	200,000	203,893
HSBC Holdings PLC, 6.00%(g)	200,000	201,554
National Westminster Bank PLC, Class B, 2.94% (e)	60,000	47,625
Royal Bank of Scotland Group PLC (The),
7.50% (5 yr. U.S. Swap Rate + 5.80%), 12/31/2049(g)	200,000	203,750
4.65% (3 mo. USD LIBOR + 2.32%), 12/31/2049(g)	100,000	95,375
		766,272
United States–7.32%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(a)	4,000	4,288
Adient US LLC, 7.00%, 05/15/2026(a)	10,000	10,150
AES Corp. (The), 5.50%, 04/15/2025	15,000	15,600
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	31,000	32,472
7.50%, 03/15/2026(a)	17,000	18,817
Ally Financial, Inc., 8.00%, 03/15/2020	30,000	31,012
AMC Entertainment Holdings, Inc., 6.13%, 05/15/2027	5,000	4,503
AMC Networks, Inc., 5.00%, 04/01/2024	30,000	30,853
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	11,000	11,715
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	30,000	29,025
5.75%, 01/15/2028(a)	28,000	26,285
Antero Resources Corp., 5.00%, 03/01/2025	24,000	21,596
Apple, Inc., 3.45%, 02/09/2045	50,000	50,352
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	28,000	27,790
B&G Foods, Inc., 5.25%, 04/01/2025	12,000	11,985
Bausch Health Americas, Inc., 9.25%, 04/01/2026(a)	14,000	15,680
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(a)	$55,000	$56,427
5.75%, 08/15/2027(a)	5,000	5,275
Beazer Homes USA, Inc., 8.75%, 03/15/2022	25,000	25,989
BMC East, LLC, 5.50%, 10/01/2024(a)	40,000	40,961
Booking Holdings, Inc., 3.60%, 06/01/2026	100,000	105,204
Boyd Gaming Corp.,
6.38%, 04/01/2026	20,000	21,175
6.00%, 08/15/2026	12,000	12,585
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	47,000	43,710
Brink’s Co. (The), 4.63%, 10/15/2027(a)	22,000	22,440
California Resources Corp., 8.00%, 12/15/2022(a)	10,000	7,050
Callon Petroleum Co.,
6.13%, 10/01/2024	35,000	34,388
6.38%, 07/01/2026	6,000	5,880
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(a)	4,000	4,130
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	20,000	20,450
5.75%, 02/15/2026(a)	54,000	57,022
5.13%, 05/01/2027(a)	100,000	103,375
Centene Corp., 5.38%, 06/01/2026(a)	16,000	16,940
Centennial Resource Production, LLC, 6.88%, 04/01/2027(a)	20,000	19,600
CenturyLink, Inc., Series S,
6.45%, 06/15/2021	18,000	18,923
7.50%, 04/01/2024	30,000	32,916
Chemours Co. (The), 7.00%, 05/15/2025	20,000	19,667
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(a)	22,000	18,920
8.00%, 10/15/2025(a)	6,000	5,025
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(a)	10,000	10,875
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	46,000	42,665
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	17,000	17,306
Colony Capital, Inc., Conv.,
3.88%, 01/15/2021	1,000	985
5.00%, 04/15/2023	8,000	7,770
CommScope, Inc.,
6.00%, 03/01/2026(a)	13,000	13,207
8.25%, 03/01/2027(a)	29,000	28,674
Community Health Systems, Inc.,
6.25%, 03/31/2023	16,000	15,380
8.00%, 03/15/2026(a)	15,000	14,419
Core & Main L.P., 6.13%, 08/15/2025(a)	49,000	50,715
Principal Amount		Value
United States–(continued)
Coty, Inc., 6.50%, 04/15/2026(a)	$70,000	$67,550
CSC Holdings, LLC, 6.75%, 11/15/2021	69,000	74,002
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(a)	4,000	4,095
Dana, Inc., 5.50%, 12/15/2024	12,000	12,120
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(a)	29,000	30,668
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	12,000	7,620
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026(a)	14,000	14,263
6.63%, 08/15/2027(a)	10,000	10,275
DISH DBS Corp., 5.88%, 11/15/2024	81,000	75,381
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(a)(h)	41,000	41,410
Element Solutions Inc., 5.88%, 12/01/2025(a)	17,000	17,383
Energy Transfer Operating, L.P., Series A, 6.25% (e)	12,000	11,337
EnerSys, 5.00%, 04/30/2023(a)	25,000	25,625
EnPro Industries, Inc., 5.75%, 10/15/2026	15,000	15,525
Envision Healthcare Corp., 8.75%, 10/15/2026(a)	7,000	4,883
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(a)	35,000	23,363
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	34,000	30,090
6.75%, 06/15/2023	6,000	5,220
First Data Corp., 5.75%, 01/15/2024(a)	30,000	30,911
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(a)	28,000	25,410
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(a)	19,000	18,240
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	49,000	47,530
Frontier Communications Corp.,
10.50%, 09/15/2022	41,000	25,830
11.00%, 09/15/2025	27,000	15,795
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(a)	23,000	23,690
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	22,000	21,808
Gray Television, Inc., 7.00%, 05/15/2027(a)	13,000	14,251
Gulfport Energy Corp., 6.00%, 10/15/2024	35,000	27,121
H&E Equipment Services, Inc., 5.63%, 09/01/2025	7,000	7,219
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	37,000	35,659
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
HCA, Inc.,
5.88%, 02/15/2026	$35,000	$38,850
5.38%, 09/01/2026	10,000	10,850
5.50%, 06/15/2047	28,000	30,278
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	50,000	54,960
Hillman Group, Inc. (The), 6.38%, 07/15/2022(a)	39,000	35,892
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(a)	21,000	20,869
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	40,000	43,045
IRB Holding Corp., 6.75%, 02/15/2026(a)	31,000	30,922
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(a)	35,000	35,525
Iron Mountain, Inc., 5.25%, 03/15/2028(a)	8,000	8,080
Itron, Inc., 5.00%, 01/15/2026(a)	27,000	27,641
J. C. Penney Corp., Inc.,
8.63%, 03/15/2025(a)	50,000	25,125
6.38%, 10/15/2036	50,000	12,000
7.40%, 04/01/2037	50,000	12,500
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	48,000	49,200
Jagged Peak Energy LLC, 5.88%, 05/01/2026	39,000	37,245
JBS USA Lux S.A./JBS USA Finance, Inc., REGS, 5.75%, 06/15/2025(a)	45,000	46,631
KB Home, 8.00%, 03/15/2020	11,000	11,330
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	50,000	45,375
Koppers, Inc., 6.00%, 02/15/2025(a)	19,000	18,050
L Brands, Inc., 6.88%, 11/01/2035	30,000	26,850
Lennar Corp.,
4.75%, 11/15/2022	25,000	25,972
5.25%, 06/01/2026	10,000	10,665
Level 3 Financing, Inc., 5.25%, 03/15/2026	31,000	32,356
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(a)	29,000	30,486
Lithia Motors, Inc., 5.25%, 08/01/2025(a)	17,000	17,616
LPL Holdings, Inc., 5.75%, 09/15/2025(a)	18,000	18,675
Masonite International Corp., 5.38%, 02/01/2028(a)	6,000	6,170
Mattel, Inc., 6.75%, 12/31/2025(a)	15,000	15,807
McDermott Technology Americas Inc. / McDermott Technology US Inc., 10.63%, 05/01/2024(a)	7,000	5,779
MEDNAX, Inc., 6.25%, 01/15/2027(a)	36,000	35,820
Meredith Corp., 6.88%, 02/01/2026	49,000	52,062
Meritage Homes Corp., 6.00%, 06/01/2025	21,000	22,943
Principal Amount		Value
United States–(continued)
MGM Resorts International, 4.63%, 09/01/2026	$35,000	$36,050
Michaels Stores, Inc., 8.00%, 07/15/2027(a)	19,000	18,454
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(a)	34,000	33,149
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	40,000	41,400
Mueller Industries, Inc., 6.00%, 03/01/2027	35,000	35,131
Murphy Oil USA, Inc., 5.63%, 05/01/2027	28,000	29,400
Navient Corp.,
8.00%, 03/25/2020	25,000	25,844
7.25%, 01/25/2022	25,000	27,281
7.25%, 09/25/2023	12,000	13,140
Netflix, Inc.,
5.75%, 03/01/2024	12,000	13,035
5.88%, 11/15/2028	22,000	24,172
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(a)	17,000	17,680
Noble Holding International Ltd., 7.75%, 01/15/2024	45,000	35,212
Novelis Corp., 6.25%, 08/15/2024(a)	10,000	10,500
NRG Energy, Inc.,
6.63%, 01/15/2027	15,000	16,049
5.25%, 06/15/2029(a)	11,000	11,603
NuStar Logistics, L.P., 6.00%, 06/01/2026	15,000	15,863
Oasis Petroleum, Inc., 6.88%, 01/15/2023	35,000	34,606
OI European Group B.V., 4.00%, 03/15/2023(a)	9,000	9,068
Olin Corp., 5.63%, 08/01/2029	16,000	16,460
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a)	10,000	9,100
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(a)	15,000	15,581
5.63%, 10/15/2027(a)	15,000	15,563
Penske Automotive Group, Inc., 5.50%, 05/15/2026	41,000	42,589
Plains All American Pipeline, L.P., Series B, 6.13% (e)	25,000	24,150
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(a)(h)	19,000	17,718
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(a)	18,000	18,945
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(a)	30,000	24,150
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(a)	40,000	41,375
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	30,000	30,750
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Scientific Games International, Inc., 10.00%12/01/2022	$16,000	$16,740
Select Medical Corp., 6.25%, 08/15/2026(a)	5,000	5,088
ServiceMaster Co., LLC (The), 5.13%, 11/15/2024(a)	40,000	41,488
Southwestern Energy Co.,
7.50%, 04/01/2026	22,000	19,360
7.75%, 10/01/2027	15,000	13,092
Spectrum Brands, Inc., 5.75%, 07/15/2025	35,000	36,433
Sprint Capital Corp., 8.75%, 03/15/2032	4,000	4,985
Sprint Communications, Inc., 11.50%, 11/15/2021	40,000	47,000
Sprint Corp.,
7.88%, 09/15/2023	45,000	50,119
7.63%, 02/15/2025	6,000	6,660
7.63%, 03/01/2026	12,000	13,440
Standard Industries, Inc., 6.00%, 10/15/2025(a)	24,000	25,230
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	29,000	29,725
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(a)	38,000	37,808
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(a)	14,000	12,495
10.00%, 04/15/2027(a)	10,000	9,900
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	14,000	14,493
5.88%, 04/15/2026	15,000	15,896
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(a)	11,000	11,413
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(a)	24,000	24,870
Tenet Healthcare Corp., 6.75%, 06/15/2023	51,000	52,657
Titan International, Inc., 6.50%, 11/30/2023	47,000	41,242
T-Mobile USA, Inc., 6.50%, 01/15/2026	54,000	57,629
TransDigm, Inc.,
6.50%, 05/15/2025	46,000	47,552
6.25%, 03/15/2026(a)	28,000	29,435
6.38%, 06/15/2026	9,000	9,200
Transocean, Inc., 7.50%, 04/15/2031	24,000	19,920
TreeHouse Foods, Inc., 6.00%, 02/15/2024(a)	12,000	12,450
Triumph Group, Inc., 7.75%, 08/15/2025	42,000	42,210
Principal Amount		Value
United States–(continued)
United Rentals North America, Inc.,
5.50%, 07/15/2025	$35,000	$36,487
6.50%, 12/15/2026	9,000	9,762
5.25%, 01/15/2030	6,000	6,153
United States Steel Corp., 6.88%, 08/15/2025	22,000	21,505
US Foods, Inc., 5.88%, 06/15/2024(a)	20,000	20,575
Valaris PLC, 7.75%, 02/01/2026	45,000	33,075
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(a)	12,000	12,360
Walmart, Inc., 2.65%, 12/15/2024	100,000	102,006
Walt Disney Co. (The), 3.00%, 02/13/2026	50,000	51,981
Waste Pro USA, Inc., 5.50%, 02/15/2026(a)	17,000	17,468
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	25,000	26,036
5.38%, 08/15/2026(a)	15,000	15,902
Whiting Petroleum Corp., 6.25%, 04/01/2023	25,000	24,625
William Carter Co. (The), 5.63%, 03/15/2027(a)	10,000	10,525
William Lyon Homes, Inc., 6.63%, 07/15/2027(a)	17,000	17,000
WPX Energy, Inc., 5.25%, 09/15/2024	40,000	40,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., REGS, 5.25%, 05/15/2027(a)	25,000	25,656
		4,826,078
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,271,210)		7,239,371
U.S. Treasury Securities–3.60%
U.S. Treasury Inflation — Indexed Bonds–2.75%
0.75%, 07/15/2028	90,752(i)	95,835
1.00%, 02/15/2049	1,628,003(i)	1,718,391
		1,814,226
U.S. Treasury Inflation — Indexed Notes–0.15%
0.13%, 04/15/2021	100,998(i)	100,152
U.S. Treasury Notes–0.70%
2.25%, 02/29/2020	459,066	460,297
Total U.S. Treasury Securities (Cost $2,278,819)		2,374,675
Shares
Exchange-Traded Funds–0.15%
United States–0.15%
iShares MSCI China A ETF (Cost $104,419)	3,400	96,288
Money Market Funds–33.64%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(j)	4,964,947	4,964,947
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(j)	3,975,066	3,976,656
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Money Market Funds–(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 2.36%(j)	7,558,464	$7,558,464
Invesco Treasury Portfolio, Institutional Class, 2.15%(j)	5,674,224	5,674,224
Total Money Market Funds (Cost $22,173,359)		22,174,291
Shares	Value
Options Purchased – 3.50%
(Cost $2,228,548)	2,305,862
TOTAL INVESTMENTS IN SECURITIES—93.81% (Cost $62,135,244)	61,837,739
OTHER ASSETS LESS LIABILITIES–6.19%	4,082,555
NET ASSETS–100.00%	$65,920,294
Investment Abbreviations:
ADR	– American Depositary Receipt
CHS	– CHESS Depositary Interests
Conv.	– Convertible
DIP	– Debtor-in-Possession
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
PIK	– Pay-in-Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
UK	– United Kingdom
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $6,938,622, which represented 10.53% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Principal amount of security and interest payments are adjusted for inflation.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
S&P 500 Index	Call	Goldman Sachs International	10/18/2019	48	USD	3,050.00	USD	14,640,000	$183,049
S&P 500 Index	Call	Merrill Lynch International	10/18/2019	48	USD	3,080.00	USD	14,784,000	126,580
S&P 500 Index	Call	Societe Generale	12/20/2019	3	USD	3,400.00	USD	1,020,000	540
S&P 500 Index	Call	Societe Generale	12/20/2019	4	USD	3,500.00	USD	1,400,000	294
S&P 500 Index	Call	UBS AG	12/20/2019	72	USD	3,125.00	USD	22,500,000	250,783
Subtotal — Index Call Options Purchased				175					561,246
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	09/18/2020	2,608	EUR	70.00	EUR	9,128,000	$619,549
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2019	14	HKD	7,900.00	HKD	5,530,000	1,678
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2019	12	HKD	8,500.00	HKD	5,100,000	2,654
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2019	12	HKD	9,000.00	HKD	5,400,000	4,690
Hang Seng Index	Put	Societe Generale	12/30/2019	14	HKD	7,900.00	HKD	5,530,000	1,678
Hang Seng Index	Put	Societe Generale	12/30/2019	13	HKD	8,500.00	HKD	5,525,000	2,876
Hang Seng Index	Put	Societe Generale	12/30/2019	12	HKD	9,000.00	HKD	5,400,000	4,690
Hang Seng Index	Put	UBS AG	12/30/2019	27	HKD	7,900.00	HKD	10,665,000	3,236
Hang Seng Index	Put	UBS AG	12/30/2019	26	HKD	8,500.00	HKD	11,050,000	5,752
Hang Seng Index	Put	UBS AG	12/30/2019	24	HKD	9,000.00	HKD	10,800,000	9,380
S&P 500 Index	Put	Goldman Sachs International	08/16/2019	6	USD	2,800.00	USD	1,680,000	2,895
S&P 500 Index	Put	Goldman Sachs International	08/16/2019	6	USD	2,815.00	USD	1,689,000	3,351
S&P 500 Index	Put	Societe Generale	12/20/2019	4	USD	1,700.00	USD	680,000	364
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	2,000.00	USD	600,000	969
S&P 500 Index	Put	Societe Generale	12/20/2019	4	USD	2,400.00	USD	960,000	5,796
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,300.00	USD	130,000	12
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,400.00	USD	420,000	63
S&P 500 Index	Put	UBS AG	12/20/2019	8	USD	1,500.00	USD	1,200,000	283
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,600.00	USD	800,000	288
S&P 500 Index	Put	UBS AG	12/20/2019	12	USD	1,700.00	USD	2,040,000	1,093
S&P 500 Index	Put	UBS AG	12/20/2019	9	USD	1,800.00	USD	1,620,000	1,273
S&P 500 Index	Put	UBS AG	12/20/2019	17	USD	1,900.00	USD	3,230,000	3,664
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	2,000.00	USD	1,200,000	1,938
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	2,100.00	USD	1,050,000	2,388
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,250.00	USD	450,000	1,678
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	2,400.00	USD	960,000	5,796
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	USD	510,000	4,800
Subtotal — Index Put Options Purchased				2,859					692,834
Total Index Options Purchased				3,034					$1,254,080

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus HKD	Call	HSBC Bank, N.A.	04/08/2020	HKD	7.90	USD	3,468,785	$ 4,990
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	09/06/2019	MXN	21.05	USD	2,716,938	1,606
Subtotal — Foreign Currency Call Options Purchased								6,596
Total Foreign Currency Options Purchased								$6,596

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
10 Year Interest Rate Swaption	Call	Bank of America, N.A.	3.10%	Receive	3 Month USD LIBOR	Quarterly	03/01/2029	$3,480,522	$307,840
10 Year Interest Rate Swaption	Call	Bank of America, N.A.	2.43	Receive	3 Month USD LIBOR	Quarterly	07/24/2029	1,450,639	84,536
10 Year Interest Rate Swaption	Call	Citibank, N.A.	3.02	Receive	3 Month USD LIBOR	Quarterly	02/21/2029	1,564,079	132,474
10 Year Interest Rate Swaption	Call	Morgan Stanley Capital Services LLC	2.97	Receive	3 Month USD LIBOR	Quarterly	02/20/2029	1,551,650	126,940
10 Year Interest Rate Swaption	Call	Societe Generale	2.99	Receive	3 Month USD LIBOR	Quarterly	02/20/2029	4,730,100	393,396
Subtotal — Interest Rate Call Swaptions Purchased									1,045,186
Total Interest Rate Swaptions Purchased									1,045,186
Total - Options Purchased									$2,305,862

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Hang Seng Index	Call	J.P. Morgan Chase Bank, N.A.	12/30/2019	9	HKD	11,800.00	$ (36,246)	HKD	5,310,000	$(6,408)	$29,838
Hang Seng Index	Call	Societe Generale	12/30/2019	9	HKD	11,800.00	(37,444)	HKD	5,310,000	(6,408)	31,036
Hang Seng Index	Call	UBS AG	12/30/2019	9	HKD	11,700.00	(35,488)	HKD	5,265,000	(7,396)	28,092
Hang Seng Index	Call	UBS AG	12/30/2019	10	HKD	11,600.00	(38,434)	HKD	5,800,000	(9,462)	28,972
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	2,825.00	(18,901)	USD	282,500	(22,028)	(3,127)
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,075.00	(7,015)	USD	307,500	(5,502)	1,513
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(2,551)	USD	325,000	(859)	1,692
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(884)	USD	340,000	(180)	704
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,200.00	(5,752)	USD	320,000	(1,543)	4,209
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,250.00	(4,303)	USD	325,000	(859)	3,444
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,300.00	(3,143)	USD	330,000	(496)	2,647
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,400.00	(1,602)	USD	340,000	(180)	1,422
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,500.00	(824)	USD	350,000	(73)	751
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,600.00	(460)	USD	360,000	(34)	426
S&P 500 Index	Call	Goldman Sachs International	12/20/2019	1	USD	3,700.00	(286)	USD	370,000	(16)	270
S&P 500 Index	Call	Goldman Sachs International	10/18/2019	24	USD	2,925.00	(230,427)	USD	7,020,000	(276,641)	(46,214)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	2,950.00	(37,640)	USD	885,000	(38,609)	(969)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	3,300.00	(4,360)	USD	660,000	(992)	3,368
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,600.00	$(700)	USD	360,000	$(34)	$666
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,200.00	(5,787)	USD	320,000	(1,543)	4,244
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	3,500.00	(864)	USD	350,000	(73)	791
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,925.00	(19,207)	USD	292,500	(14,592)	4,615
S&P 500 Index	Call	Merrill Lynch International	10/18/2019	24	USD	2,965.00	(193,200)	USD	7,116,000	(209,184)	(15,984)
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,500.00	(737)	USD	350,000	(73)	664
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,600.00	(351)	USD	360,000	(34)	317
S&P 500 Index	Call	Societe Generale	12/20/2019	2	USD	2,700.00	(32,050)	USD	540,000	(64,598)	(32,548)
S&P 500 Index	Call	Societe Generale	12/20/2019	2	USD	3,500.00	(270)	USD	700,000	(147)	123
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	3,600.00	(77)	USD	360,000	(34)	43
S&P 500 Index	Call	Societe Generale	12/20/2019	1	USD	2,925.00	(12,368)	USD	292,500	(14,592)	(2,224)
S&P 500 Index	Call	Societe Generale	12/20/2019	4	USD	3,700.00	(400)	USD	1,480,000	(62)	338
S&P 500 Index	Call	Societe Generale	12/20/2019	2	USD	3,250.00	(2,000)	USD	650,000	(1,717)	283
S&P 500 Index	Call	UBS AG	12/20/2019	3	USD	2,700.00	(69,591)	USD	810,000	(96,896)	(27,305)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(6,252)	USD	640,000	(3,085)	3,167
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,500.00	(678)	USD	700,000	(147)	531
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(41)	USD	370,000	(16)	25
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(19,437)	USD	282,500	(22,028)	(2,591)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,075.00	(7,657)	USD	307,500	(5,502)	2,155
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(1,034)	USD	340,000	(180)	854
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(432)	USD	350,000	(73)	359
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(155)	USD	360,000	(34)	121
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(440)	USD	350,000	(73)	367
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(130)	USD	360,000	(34)	96
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,300.00	(2,775)	USD	330,000	(496)	2,279
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(1,170)	USD	340,000	(180)	990
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(10,660)	USD	640,000	(3,085)	7,575
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,700.00	(25)	USD	370,000	(16)	9
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,200.00	(6,600)	USD	320,000	(1,543)	5,057
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,400.00	(2,000)	USD	340,000	(180)	1,820
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(1,100)	USD	350,000	(73)	1,027
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,200.00	(4,800)	USD	640,000	(3,085)	1,715
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,825.00	(15,200)	USD	282,500	(22,028)	(6,828)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	2,700.00	(22,293)	USD	270,000	(32,299)	(10,006)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,925.00	(20,880)	USD	585,000	(29,183)	(8,303)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	2,950.00	(18,000)	USD	590,000	(25,740)	(7,740)
S&P 500 Index	Call	UBS AG	12/20/2019	3	USD	2,700.00	(50,959)	USD	810,000	(96,896)	(45,937)
S&P 500 Index	Call	UBS AG	12/20/2019	2	USD	3,500.00	(79)	USD	700,000	(147)	(68)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,600.00	(11)	USD	360,000	(34)	(23)
S&P 500 Index	Call	UBS AG	12/20/2019	1	USD	3,500.00	(10)	USD	350,000	(73)	(63)
S&P 500 Index	Call	UBS AG	12/20/2019	3	USD	3,600.00	(29)	USD	1,080,000	(101)	(72)
S&P 500 Index	Call	UBS AG	12/20/2019	7	USD	3,700.00	(70)	USD	2,590,000	(109)	(39)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,300.00	(6,000)	USD	330,000	(7,146)	(1,146)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,250.00	(7,400)	USD	325,000	(8,875)	(1,475)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,200.00	(9,000)	USD	320,000	(10,920)	(1,920)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,075.00	(13,930)	USD	307,500	(16,660)	(2,730)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,950.00	(20,170)	USD	295,000	(23,935)	(3,765)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,925.00	$(21,550)	USD	292,500	$(25,519)	$(3,969)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,825.00	(26,618)	USD	282,500	(32,080)	(5,462)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,700.00	(34,824)	USD	270,000	(40,905)	(6,081)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,075.00	(18,100)	USD	307,500	(16,660)	1,440
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,825.00	(34,059)	USD	282,500	(32,080)	1,979
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,925.00	(27,257)	USD	292,500	(25,519)	1,738
S&P 500 Index	Call	UBS AG	12/18/2020	2	USD	3,250.00	(19,000)	USD	650,000	(17,750)	1,250
S&P 500 Index	Call	UBS AG	12/18/2020	2	USD	3,300.00	(15,200)	USD	660,000	(14,291)	909
Subtotal— Index Call Options Written				182			(1,249,387)			(1,300,045)	(50,658)
Equity Risk
Euro Stoxx Banks Index	Put	J.P. Morgan Chase Bank, N.A.	12/18/2020	1,304	EUR	80.00	(606,503)	EUR	5,216,000	(585,959)	20,544
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,400.00	(984)	USD	280,000	(42)	942
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,600.00	(3,341)	USD	480,000	(173)	3,168
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(3,824)	USD	360,000	(283)	3,541
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(9,408)	USD	600,000	(970)	8,438
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,250.00	(11,167)	USD	450,000	(1,678)	9,489
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,550.00	(10,587)	USD	255,000	(2,400)	8,187
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	1,700.00	(2,998)	USD	510,000	(273)	2,725
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	1,800.00	(2,623)	USD	360,000	(283)	2,340
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	5	USD	1,900.00	(8,443)	USD	950,000	(1,078)	7,365
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	3	USD	2,000.00	(6,601)	USD	600,000	(970)	5,631
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,100.00	(5,441)	USD	420,000	(955)	4,486
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	1	USD	2,250.00	(3,840)	USD	225,000	(839)	3,001
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	4	USD	2,400.00	(21,418)	USD	960,000	(5,796)	15,622
S&P 500 Index	Put	Goldman Sachs International	12/20/2019	2	USD	2,550.00	(14,813)	USD	510,000	(4,801)	10,012
S&P 500 Index	Put	Goldman Sachs International	08/16/2019	6	USD	2,800.00	(13,449)	USD	1,680,000	(2,895)	10,554
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	7	USD	1,900.00	(21,000)	USD	1,330,000	(1,509)	19,491
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	4	USD	2,400.00	(31,660)	USD	960,000	(5,796)	25,864
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,300.00	(412)	USD	260,000	(24)	388
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,400.00	(335)	USD	140,000	(21)	314
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,600.00	(1,494)	USD	320,000	(115)	1,379
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	1,700.00	(2,092)	USD	340,000	(182)	1,910
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	1,800.00	(1,420)	USD	180,000	(141)	1,279
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	3	USD	1,900.00	$(5,631)	USD	570,000	$(647)	$4,984
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,000.00	(2,431)	USD	200,000	(323)	2,108
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,100.00	(3,097)	USD	210,000	(478)	2,619
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	2	USD	2,400.00	(7,572)	USD	480,000	(2,898)	4,674
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	12/20/2019	1	USD	2,550.00	(8,172)	USD	255,000	(2,400)	5,772
S&P 500 Index	Put	Merrill Lynch International	08/16/2019	6	USD	2,815.00	(9,901)	USD	1,689,000	(3,352)	6,549
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,500.00	(968)	USD	300,000	(71)	897
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,145)	USD	180,000	(141)	1,004
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,900.00	(1,494)	USD	190,000	(216)	1,278
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,000.00	(1,931)	USD	200,000	(323)	1,608
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,400.00	(4,978)	USD	240,000	(1,449)	3,529
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,962)	USD	255,000	(2,400)	4,562
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,400.00	(730)	USD	280,000	(42)	688
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,500.00	(1,485)	USD	450,000	(106)	1,379
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,600.00	(1,326)	USD	320,000	(115)	1,211
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,700.00	(2,631)	USD	510,000	(273)	2,358
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,148)	USD	180,000	(141)	1,007
S&P 500 Index	Put	Societe Generale	12/20/2019	3	USD	1,900.00	(4,467)	USD	570,000	(647)	3,820
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,000.00	(3,826)	USD	400,000	(646)	3,180
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,100.00	(2,437)	USD	210,000	(478)	1,959
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,250.00	(3,454)	USD	225,000	(839)	2,615
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,400.00	(9,640)	USD	480,000	(2,898)	6,742
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(6,675)	USD	255,000	(2,400)	4,275
S&P 500 Index	Put	Societe Generale	12/20/2019	5	USD	1,500.00	(2,365)	USD	750,000	(177)	2,188
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	1,700.00	(1,926)	USD	340,000	(182)	1,744
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,800.00	(1,342)	USD	180,000	(141)	1,201
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	1,900.00	(1,844)	USD	190,000	(216)	1,628
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,000.00	(2,497)	USD	200,000	(323)	2,174
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,100.00	(6,658)	USD	420,000	(955)	5,703
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,400.00	(7,377)	USD	240,000	(1,449)	5,928
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,550.00	(10,842)	USD	255,000	(2,400)	8,442
S&P 500 Index	Put	Societe Generale	12/20/2019	1	USD	2,700.00	(15,839)	USD	270,000	(4,044)	11,795
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,700.00	(13,200)	USD	540,000	(8,089)	5,111
S&P 500 Index	Put	Societe Generale	12/20/2019	2	USD	2,825.00	(18,600)	USD	565,000	(12,344)	6,256
S&P 500 Index	Put	UBS AG	12/20/2019	6	USD	1,700.00	(13,080)	USD	1,020,000	(547)	12,533
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	2,100.00	(28,403)	USD	1,050,000	(2,388)	26,015
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,400.00	(924)	USD	280,000	(42)	882
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(2,028)	USD	320,000	(115)	1,913
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,913)	USD	180,000	(141)	1,772
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	(6,482)	USD	400,000	(646)	5,836
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(5,695)	USD	225,000	(839)	4,856
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(21,058)	USD	510,000	(4,801)	16,257
S&P 500 Index	Put	UBS AG	12/20/2019	5	USD	1,900.00	(8,150)	USD	950,000	(1,078)	7,072
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	(2,460)	USD	360,000	(283)	2,177
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,000.00	(6,421)	USD	600,000	(970)	5,451
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	1,600.00	(2,190)	USD	480,000	(173)	2,017
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(b)		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,700.00	$(4,001)	USD	680,000	$(365)	$3,636
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,550.00	(14,360)	USD	510,000	(4,801)	9,559
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	(5,520)	USD	420,000	(955)	4,565
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,400.00	(15,840)	USD	720,000	(4,347)	11,493
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,990)	USD	225,000	(839)	3,151
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,400.00	(263)	USD	140,000	(21)	242
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(966)	USD	300,000	(71)	895
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,600.00	(1,219)	USD	320,000	(115)	1,104
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,700.00	(1,740)	USD	340,000	(182)	1,558
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,200)	USD	180,000	(141)	1,059
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,218)	USD	380,000	(431)	2,787
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,105)	USD	200,000	(323)	1,782
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,250.00	(3,813)	USD	225,000	(839)	2,974
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,089)	USD	240,000	(1,449)	3,640
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,300.00	(600)	USD	260,000	(24)	576
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,500.00	(1,200)	USD	300,000	(71)	1,129
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,700.00	(1,100)	USD	170,000	(91)	1,009
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(1,400)	USD	180,000	(141)	1,259
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,600)	USD	380,000	(431)	3,169
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(2,300)	USD	200,000	(323)	1,977
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,100.00	(2,900)	USD	210,000	(478)	2,422
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,600)	USD	240,000	(1,449)	4,151
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,550.00	(7,700)	USD	255,000	(2,400)	5,300
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,300.00	(172)	USD	260,000	(24)	148
S&P 500 Index	Put	UBS AG	12/20/2019	4	USD	1,500.00	(1,202)	USD	600,000	(142)	1,060
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,700.00	(791)	USD	170,000	(91)	700
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,800.00	(2,373)	USD	360,000	(283)	2,090
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(3,410)	USD	380,000	(431)	2,979
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,000.00	(4,729)	USD	400,000	(646)	4,083
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,100.00	(6,371)	USD	420,000	(955)	5,416
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,400.00	(13,969)	USD	480,000	(2,898)	11,071
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,550.00	(10,133)	USD	255,000	(2,400)	7,733
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,700.00	(29,583)	USD	540,000	(8,089)	21,494
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	1,800.00	(792)	USD	180,000	(141)	651
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	1,900.00	(2,288)	USD	380,000	(431)	1,857
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,000.00	(1,601)	USD	200,000	(323)	1,278
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,100.00	(2,185)	USD	210,000	(478)	1,707
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,250.00	(6,728)	USD	450,000	(1,678)	5,050
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,400.00	(5,049)	USD	240,000	(1,449)	3,600
S&P 500 Index	Put	UBS AG	12/20/2019	1	USD	2,550.00	(7,506)	USD	255,000	(2,400)	5,106
S&P 500 Index	Put	UBS AG	12/20/2019	3	USD	2,700.00	(35,579)	USD	810,000	(12,133)	23,446
S&P 500 Index	Put	UBS AG	12/20/2019	2	USD	2,825.00	(32,828)	USD	565,000	(12,344)	20,484
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,700.00	(14,455)	USD	270,000	(12,370)	2,085
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,550.00	(10,816)	USD	255,000	(9,242)	1,574
S&P 500 Index	Put	UBS AG	11/15/2019	9	USD	2,825.00	(37,802)	USD	2,542,500	(43,493)	(5,691)
S&P 500 Index	Put	UBS AG	11/15/2019	27	USD	2,825.00	(113,408)	USD	7,627,500	(130,480)	(17,072)
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,700.00	(10,828)	USD	270,000	(12,370)	(1,542)
Subtotal— Index Put Options Written				1,569			(1,501,570)			(958,387)	543,183
Total — Index Options Written				1,751			$ (2,750,957)			$(2,258,432)	$492,525

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
Currency Risk
USD versus HKD	Call	HSBC Bank, N.A.	04/08/2020	HKD	7.90	$(156)	USD	84,637	$(122)	$34

Total - Options written	(2,751,113)	(2,258,554)	492,559

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Euro Stoxx Bank Index	109	September-2019	$518,851	$(12,093)	$(12,092.86)
Hang Seng China Enterprise Index	17	August-2019	1,159,335	(21,066)	(21,065.78)
IBEX 35 Index	24	August-2019	2,385,542	(95,935)	(95,934.43)
MSCI Taiwan Index	11	August-2019	438,130	(1,987)	(1,986.54)
Nikkei 225 Index	15	September-2019	1,483,592	29,031	29,031.14
Subtotal				(102,050)	(102,048.47)
Interest Rate Risk
Euro-Buxl 30 Year Bonds	3	September-2019	694,023	37,658	37,657.79
Euro Bobl	1	September-2019	149,445	78	77.99
Euro Bund	2	September-2019	387,605	8,945	8,944.96
Subtotal				46,681	46,680.74
Subtotal—Long Futures Contracts				(55,369)	(55,367.73)
Short Futures Contracts
Equity Risk
Bovespa Index	20	August-2019	(534,369)	(18,786)	(18,786.27)
CAC 40 Index	8	August-2019	(488,719)	7,922	7,922.14
DAX Index	6	September-2019	(2,023,237)	(16,130)	(16,130.39)
E-Mini Russell 2000 Index	78	September-2019	(6,149,130)	(176,710)	(176,710.29)
E-Mini S&P 500 Index	10	September-2019	(1,491,150)	11,830	11,829.70
EURO STOXX 50 Index	105	September-2019	(4,024,057)	(110,231)	(110,230.99)
FTSE 100 Index	50	September-2019	(4,581,960)	(135,915)	(135,915.32)
FTSE UK Mid Cap Tradable Plus Index	27	September-2019	(1,318,662)	(39,771)	(39,770.97)
MSCI AC Asia ex Japan Index	49	September-2019	(2,304,999)	(19,357)	(19,356.87)
Swiss Market Index	7	September-2019	(697,501)	(7,184)	(7,184.14)
Subtotal				(504,332)	(504,333.40)
Interest Rate Risk
U.S. Treasury Long Bonds	1	September-2019	(155,594)	(4,741)	(4,741.36)
Euro-OAT	43	September-2019	(7,960,318)	(156,811)	(156,810.94)
Long Gilt	3	September-2019	(484,604)	(14,295)	(14,295.25)
U.S. Treasury 2 Year Notes	5	September-2019	(1,072,031)	1,016	1,015.96
U.S. Treasury 10 Year Notes	4	September-2019	(509,688)	(7,594)	(7,593.75)
U.S. Treasury 5 Year Notes	2	September-2019	(235,109)	(1,952)	(1,951.83)
Subtotal				(184,377)	(184,377.17)
Subtotal—Short Futures Contracts				(688,709)	(688,710.57)
Total Futures Contracts				$(744,078)	$(744,078.30)

(a)	Futures contracts collateralized by $2,315,808 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 31, Version 1	Buy	(5.00)%	Quarterly	06/20/2024	2.53%	EUR	100,000	$(12,024)	$(12,379)	$(355)
Markit iTraxx Europe Index, Series 31, Version 1	Buy	(1.00)	Quarterly	06/20/2024	0.50%	EUR	6,148,000	(119,701)	(167,141)	(47,440)
Total Credit Default Swap Agreements								$(131,725)	$(179,520)	$(47,795)

(a)	Centrally cleared swap agreements collateralized by $1,032,959 cash held with Credit Suisse Securities (USA) LLC.
(b)	Implied credit spreads represent the current level, as of July 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Jaguar Land Rover Automotive PLC	Sell	5.00%	Quarterly	12/20/2023	6.49%	EUR	20,000	$—	$(1,233)	$(1,233)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2019, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	2.542%	Quarterly	03/17/2024	USD	6,329,353	$—	$142,354	$142,354
Pay	3 Month USD LIBOR	Quarterly	2.540	Quarterly	03/17/2024	USD	6,329,352	—	141,904	141,904
Pay	3 Month USD LIBOR	Quarterly	2.501	Quarterly	03/17/2024	USD	6,481,867	—	138,178	138,178
Pay	3 Month USD LIBOR	Quarterly	2.516	Quarterly	03/17/2024	USD	6,329,352	—	137,673	137,673
Pay	3 Month USD LIBOR	Quarterly	2.512	Quarterly	03/17/2024	USD	6,329,353	—	136,952	136,952
Pay	3 Month USD LIBOR	Quarterly	2.855	Quarterly	02/23/2039	USD	1,933,981	—	69,798	69,798
Pay	6 Month EUR LIBOR	Semi-Annually	0.768	Semi-Annually	06/19/2034	EUR	738,700	—	58,674	58,674
Pay	3 Month USD LIBOR	Quarterly	2.585	Quarterly	03/17/2024	USD	1,500,343	—	35,558	35,558
Pay	3 Month USD LIBOR	Quarterly	2.568	Quarterly	03/17/2024	USD	1,500,343	—	34,833	34,833
Pay	3 Month USD LIBOR	Quarterly	2.567	Quarterly	03/17/2024	USD	1,500,343	—	34,790	34,790
Pay	3 Month USD LIBOR	Quarterly	2.533	Quarterly	03/17/2024	USD	1,500,342	—	33,339	33,339
Pay	6 Month EUR LIBOR	Semi-Annually	0.807	Semi-Annually	06/19/2034	EUR	369,350	—	31,756	31,756
Pay	6 Month EUR LIBOR	Semi-Annually	0.791	Semi-Annually	06/19/2034	EUR	369,350	—	30,754	30,754
Pay	6 Month EUR LIBOR	Semi-Annually	0.774	Semi-Annually	06/19/2034	EUR	369,350	—	29,715	29,715
Pay	6 Month EUR LIBOR	Semi-Annually	0.773	Semi-Annually	06/19/2034	EUR	369,350	—	29,620	29,620
Pay	6 Month EUR LIBOR	Semi-Annually	0.770	Semi-Annually	06/19/2034	EUR	369,350	—	29,440	29,440
Pay	6 Month EUR LIBOR	Semi-Annually	0.769	Semi-Annually	06/19/2034	EUR	369,350	—	29,410	29,410
Pay	6 Month EUR LIBOR	Semi-Annually	0.765	Semi-Annually	06/19/2034	EUR	369,350	—	29,144	29,144
Pay	6 Month EUR LIBOR	Semi-Annually	0.750	Semi-Annually	06/19/2034	EUR	369,350	—	28,232	28,232
Pay	3 Month USD LIBOR	Quarterly	2.842	Quarterly	02/23/2039	USD	802,510	—	28,170	28,170
Pay	3 Month CDOR	Quarterly	2.479	Semi-Annually	12/19/2021	CAD	2,171,717	—	25,121	25,121
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Quarterly	2.456%	Semi-Annually	12/19/2021	CAD	2,171,717	$—	$24,242	$24,242
Pay	3 Month CDOR	Quarterly	2.454	Semi-Annually	12/19/2021	CAD	2,171,717	—	24,146	24,146
Pay	3 Month CDOR	Quarterly	2.452	Semi-Annually	12/19/2021	CAD	2,171,717	—	24,068	24,068
Pay	3 Month CDOR	Quarterly	2.451	Semi-Annually	12/19/2021	CAD	2,171,717	—	24,041	24,041
Pay	3 Month CDOR	Quarterly	2.444	Semi-Annually	12/19/2021	CAD	2,171,717	—	23,779	23,779
Pay	3 Month CDOR	Quarterly	2.442	Semi-Annually	12/19/2021	CAD	2,171,717	—	23,683	23,683
Pay	3 Month CDOR	Quarterly	2.427	Semi-Annually	12/19/2021	CAD	2,171,717	—	23,116	23,116
Pay	3 Month CDOR	Quarterly	2.408	Semi-Annually	12/19/2021	CAD	2,171,717	—	22,372	22,372
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	2,720,500	—	22,203	22,203
Pay	3 Month CDOR	Quarterly	2.244	Semi-Annually	03/20/2022	CAD	2,720,500	—	21,870	21,870
Pay	3 Month CDOR	Quarterly	2.362	Semi-Annually	12/19/2021	CAD	2,171,717	—	20,617	20,617
Pay	3 Month USD LIBOR	Quarterly	2.487	Quarterly	03/17/2024	USD	885,059	—	18,502	18,502
Pay	3 Month CDOR	Quarterly	2.285	Semi-Annually	12/19/2021	CAD	2,171,717	—	17,629	17,629
Pay	3 Month CDOR	Quarterly	2.280	Semi-Annually	12/19/2021	CAD	2,086,103	—	16,749	16,749
Pay	6 Month EUR LIBOR	Semi-Annually	0.808	Semi-Annually	06/19/2034	EUR	184,675	—	15,920	15,920
Pay	6 Month EUR LIBOR	Semi-Annually	0.804	Semi-Annually	06/19/2034	EUR	184,675	—	15,796	15,796
Pay	6 Month EUR LIBOR	Semi-Annually	0.800	Semi-Annually	06/19/2034	EUR	184,675	—	15,651	15,651
Pay	6 Month EUR LIBOR	Semi-Annually	0.799	Semi-Annually	06/19/2034	EUR	184,675	—	15,627	15,627
Pay	6 Month EUR LIBOR	Semi-Annually	0.788	Semi-Annually	06/19/2034	EUR	184,675	—	15,288	15,288
Pay	6 Month EUR LIBOR	Semi-Annually	0.787	Semi-Annually	06/19/2034	EUR	184,675	—	15,254	15,254
Pay	6 Month EUR LIBOR	Semi-Annually	0.783	Semi-Annually	06/19/2034	EUR	184,675	—	15,136	15,136
Pay	6 Month EUR LIBOR	Semi-Annually	0.778	Semi-Annually	06/19/2034	EUR	184,675	—	14,992	14,992
Pay	6 Month EUR LIBOR	Semi-Annually	0.777	Semi-Annually	06/19/2034	EUR	184,675	—	14,964	14,964
Pay	6 Month EUR LIBOR	Semi-Annually	0.776	Semi-Annually	06/19/2034	EUR	184,675	—	14,918	14,918
Pay	6 Month EUR LIBOR	Semi-Annually	0.775	Semi-Annually	06/19/2034	EUR	184,675	—	14,887	14,887
Pay	6 Month EUR LIBOR	Semi-Annually	0.772	Semi-Annually	06/19/2034	EUR	184,675	—	14,803	14,803
Pay	6 Month EUR LIBOR	Semi-Annually	0.770	Semi-Annually	06/19/2034	EUR	184,675	—	14,717	14,717
Pay	6 Month EUR LIBOR	Semi-Annually	0.767	Semi-Annually	06/19/2034	EUR	184,675	—	14,640	14,640
Pay	6 Month EUR LIBOR	Semi-Annually	0.762	Semi-Annually	06/19/2034	EUR	184,675	—	14,486	14,486
Pay	6 Month EUR LIBOR	Semi-Annually	0.760	Semi-Annually	06/19/2034	EUR	184,675	—	14,424	14,424
Pay	6 Month EUR LIBOR	Semi-Annually	0.759	Semi-Annually	06/19/2034	EUR	184,675	—	14,393	14,393
Pay	6 Month EUR LIBOR	Semi-Annually	0.758	Semi-Annually	06/19/2034	EUR	184,675	—	14,363	14,363
Pay	6 Month EUR LIBOR	Semi-Annually	0.757	Semi-Annually	06/19/2034	EUR	184,675	—	14,332	14,332
Pay	6 Month EUR LIBOR	Semi-Annually	0.755	Semi-Annually	06/19/2034	EUR	184,675	—	14,270	14,270
Pay	6 Month EUR LIBOR	Semi-Annually	0.900	Semi-Annually	03/20/2030	EUR	150,000	—	13,994	13,994
Pay	3 Month CDOR	Quarterly	2.460	Semi-Annually	12/19/2021	CAD	1,085,859	—	12,188	12,188
Pay	6 Month EUR LIBOR	Semi-Annually	1.024	Semi-Annually	06/20/2040	EUR	50,000	—	5,692	5,692
Pay	6 Month EUR LIBOR	Semi-Annually	0.200	Semi-Annually	09/18/2024	EUR	622,392	—	4,844	4,844
Pay	6 Month GBP LIBOR	Semi-Annually	0.893	Semi-Annually	09/15/2026	GBP	560,500	—	3,908	3,908
Pay	6 Month GBP LIBOR	Semi-Annually	0.877	Semi-Annually	09/15/2026	GBP	560,500	—	3,374	3,374
Pay	6 Month GBP LIBOR	Semi-Annually	0.853	Semi-Annually	09/15/2026	GBP	560,500	—	2,574	2,574
Pay	6 Month EUR LIBOR	Semi-Annually	0.192	Semi-Annually	09/18/2024	EUR	311,200	—	2,554	2,554
Pay	6 Month EUR LIBOR	Semi-Annually	0.198	Semi-Annually	09/18/2024	EUR	311,200	—	2,448	2,448
Pay	6 Month EUR LIBOR	Semi-Annually	0.199	Semi-Annually	09/18/2024	EUR	311,200	—	2,431	2,431
Pay	6 Month EUR LIBOR	Semi-Annually	0.201	Semi-Annually	09/18/2024	EUR	311,192	—	2,405	2,405
Pay	6 Month EUR LIBOR	Semi-Annually	0.201	Semi-Annually	09/18/2024	EUR	311,192	—	2,405	2,405
Pay	6 Month EUR LIBOR	Semi-Annually	0.211	Semi-Annually	09/18/2024	EUR	311,200	—	2,229	2,229
Pay	6 Month EUR LIBOR	Semi-Annually	0.212	Semi-Annually	09/18/2024	EUR	311,200	—	2,212	2,212
Pay	6 Month GBP LIBOR	Semi-Annually	0.842	Semi-Annually	09/15/2026	GBP	560,500	—	2,208	2,208
Pay	6 Month EUR LIBOR	Semi-Annually	0.215	Semi-Annually	09/18/2024	EUR	311,224	—	2,151	2,151
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Quarterly	1.855%	Semi-Annually	09/18/2022	CAD	2,721,000	$—	$1,706	$1,706
Pay	6 Month GBP LIBOR	Semi-Annually	0.822	Semi-Annually	09/15/2026	GBP	560,500	—	1,541	1,541
Pay	3 Month USD LIBOR	Quarterly	1.865	Quarterly	09/15/2024	USD	613,000	—	1,435	1,435
Pay	3 Month CDOR	Quarterly	2.277	Semi-Annually	03/20/2022	CAD	109,900	—	956	956
Pay	3 Month CDOR	Quarterly	2.250	Semi-Annually	03/20/2022	CAD	102,050	—	833	833
Pay	3 Month CDOR	Quarterly	2.215	Semi-Annually	03/20/2022	CAD	102,050	—	763	763
Pay	6 Month EUR LIBOR	Semi-Annually	0.199	Semi-Annually	09/18/2024	EUR	311,200	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.201	Semi-Annually	09/18/2024	EUR	311,192	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.192	Semi-Annually	09/18/2024	EUR	311,200	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.200	Semi-Annually	09/18/2024	EUR	311,200	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.198	Semi-Annually	09/18/2024	EUR	311,200	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.201	Semi-Annually	09/18/2024	EUR	311,192	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.200	Semi-Annually	09/18/2024	EUR	311,192	—	41	41
Pay	6 Month EUR LIBOR	Semi-Annually	0.172	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.172	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.170	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.163	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.177	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.181	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.182	Semi-Annually	09/18/2024	EUR	211,900	—	28	28
Pay	6 Month EUR LIBOR	Semi-Annually	0.191	Semi-Annually	09/18/2024	EUR	211,900	—	26	26
Receive	6 Month EUR LIBOR	Semi-Annually	(0.310)	Semi-Annually	09/18/2024	EUR	6,031,000	—	15	15
Pay	6 Month EUR LIBOR	Semi-Annually	0.182	Semi-Annually	09/18/2024	EUR	211,900	—	—	—
Pay	6 Month EUR LIBOR	Semi-Annually	0.212	Semi-Annually	09/18/2024	EUR	3,112,003	—	—	—
Pay	6 Month EUR LIBOR	Semi-Annually	0.211	Semi-Annually	09/18/2024	EUR	311,200	—	—	—
Pay	6 Month EUR LIBOR	Semi-Annually	0.215	Semi-Annually	09/18/2024	EUR	311,224	—	—	—
Subtotal — Appreciation								—	1,936,668	1,936,668
Interest Rate Risk
Pay	6 Month EUR LIBOR	Semi-Annually	0.196	Semi-Annually	09/18/2024	EUR	211,900	—	(1)	(1)
Pay	6 Month EUR LIBOR	Semi-Annually	0.053	Semi-Annually	09/18/2026	EUR	848,000	—	(7)	(7)
Pay	3 Month CDOR	Quarterly	1.818	Semi-Annually	06/19/2022	CAD	567,450	—	(223)	(223)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.107)	Semi-Annually	09/21/2069	GBP	124,900	—	(715)	(715)
Pay	28 Day MXN TIIE	28 Day	6.925	28 Day	06/16/2021	MXN	1,500,000	—	(805)	(805)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.111)	Semi-Annually	09/21/2069	GBP	124,900	—	(851)	(851)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.119)	Semi-Annually	09/21/2069	GBP	124,900	—	(1,124)	(1,124)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.120)	Semi-Annually	09/21/2069	GBP	124,900	—	(1,158)	(1,158)
Pay	3 Month CDOR	Quarterly	1.755	Semi-Annually	06/19/2022	CAD	693,550	—	(1,199)	(1,199)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.126)	Semi-Annually	09/21/2069	GBP	124,900	—	(1,363)	(1,363)
Receive	3 Month USD LIBOR	Quarterly	(2.079)	Quarterly	09/15/2028	USD	180,000	—	(1,419)	(1,419)
Receive	3 Month CDOR	Quarterly	(2.027)	Semi-Annually	09/18/2029	CAD	245,000	—	(1,769)	(1,769)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.072)	Semi-Annually	06/19/2024	EUR	117,650	—	(2,703)	(2,703)
Receive	3 Month USD LIBOR	Quarterly	(2.430)	Quarterly	09/19/2039	USD	921,000	—	(3,383)	(3,383)
Receive	3 Month USD LIBOR	Quarterly	(2.714)	Quarterly	06/20/2039	USD	220,000	—	(5,531)	(5,531)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.026)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,276)	(6,276)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.032)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,377)	(6,377)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.048)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,638)	(6,638)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.050)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,681)	(6,681)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.053)	Semi-Annually	06/19/2024	EUR	306,876	—	(6,731)	(6,731)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.055)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,765)	(6,765)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.058)	Semi-Annually	06/19/2024	EUR	306,874	—	(6,815)	(6,815)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.063)%	Semi-Annually	06/19/2024	EUR	306,875	$—	$(6,891)	$(6,891)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.066)	Semi-Annually	06/19/2024	EUR	306,875	—	(6,950)	(6,950)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.076)	Semi-Annually	06/19/2024	EUR	306,875	—	(7,119)	(7,119)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.083)	Semi-Annually	06/19/2024	EUR	306,875	—	(7,235)	(7,235)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.085)	Semi-Annually	06/19/2024	EUR	306,875	—	(7,269)	(7,269)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.088)	Semi-Annually	06/19/2024	EUR	306,874	—	(7,321)	(7,321)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.100)	Semi-Annually	06/19/2024	EUR	306,875	—	(7,524)	(7,524)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.648)	Semi-Annually	06/15/2048	GBP	116,000	—	(8,038)	(8,038)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.310)	Semi-Annually	09/18/2024	EUR	6,031,000	—	(9,481)	(9,481)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.583)	Semi-Annually	06/21/2049	GBP	156,333	—	(9,712)	(9,712)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.584)	Semi-Annually	06/21/2049	GBP	156,333	—	(9,733)	(9,733)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.053)	Semi-Annually	09/18/2026	EUR	848,000	—	(9,940)	(9,940)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.593)	Semi-Annually	06/21/2049	GBP	156,334	—	(9,950)	(9,950)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.155)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,140)	(11,140)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.157)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,200)	(11,200)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.159)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,263)	(11,263)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.165)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,451)	(11,451)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.166)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,454)	(11,454)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.167)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,514)	(11,514)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.172)	Semi-Annually	06/19/2026	EUR	385,025	—	(11,646)	(11,646)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.187)	Semi-Annually	06/19/2026	EUR	385,025	—	(12,098)	(12,098)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.190)	Semi-Annually	06/19/2026	EUR	385,025	—	(12,187)	(12,187)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.196)	Semi-Annually	06/19/2026	EUR	385,025	—	(12,367)	(12,367)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.197)	Semi-Annually	06/19/2026	EUR	385,025	—	(12,397)	(12,397)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.031)	Semi-Annually	06/19/2024	EUR	613,749	—	(12,703)	(12,703)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.065)	Semi-Annually	06/19/2024	EUR	613,749	—	(13,866)	(13,866)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.068)	Semi-Annually	06/19/2024	EUR	613,750	—	(13,965)	(13,965)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.069)	Semi-Annually	06/19/2024	EUR	613,750	—	(13,999)	(13,999)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.079)	Semi-Annually	06/19/2024	EUR	613,750	—	(14,322)	(14,322)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.880)	Semi-Annually	12/21/2048	GBP	165,591	—	(17,716)	(17,716)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.150)	Semi-Annually	06/19/2026	EUR	770,050	—	(21,981)	(21,981)
Receive	3 Month CDOR	Quarterly	(2.490)	Semi-Annually	03/20/2029	CAD	569,187	—	(22,375)	(22,375)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.158)	Semi-Annually	06/19/2026	EUR	770,050	—	(22,433)	(22,433)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.160)	Semi-Annually	06/19/2026	EUR	770,050	—	(22,565)	(22,565)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.161)	Semi-Annually	06/19/2026	EUR	770,050	—	(22,615)	(22,615)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.170)	Semi-Annually	06/19/2026	EUR	770,050	—	(23,193)	(23,193)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.173)	Semi-Annually	06/19/2026	EUR	770,050	—	(23,358)	(23,358)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.180)	Semi-Annually	06/19/2026	EUR	770,050	—	(23,806)	(23,806)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.877)	Semi-Annually	12/21/2048	GBP	227,248	—	(24,208)	(24,208)
Receive	6 Month GBP LIBOR	Semi-Annually	(1.878)	Semi-Annually	12/21/2048	GBP	227,688	—	(24,290)	(24,290)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.193)	Semi-Annually	06/19/2026	EUR	770,050	—	(24,569)	(24,569)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.030)	Semi-Annually	06/19/2024	EUR	1,227,500	—	(25,366)	(25,366)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.031)	Semi-Annually	06/19/2024	EUR	1,227,501	—	(25,440)	(25,440)
Receive	3 Month CDOR	Quarterly	(2.520)	Semi-Annually	03/20/2029	CAD	699,781	—	(28,930)	(28,930)
Receive	3 Month USD LIBOR	Quarterly	(2.690)	Quarterly	03/17/2028	USD	648,328	—	(32,211)	(32,211)
Receive	3 Month CDOR	Quarterly	(2.467)	Semi-Annually	03/20/2029	CAD	853,000	—	(32,232)	(32,232)
Receive	3 Month CDOR	Quarterly	(2.592)	Semi-Annually	03/20/2029	CAD	699,781	—	(32,366)	(32,366)
Receive	3 Month CDOR	Quarterly	(2.597)	Semi-Annually	03/20/2029	CAD	699,780	—	(32,579)	(32,579)
Receive	3 Month CDOR	Quarterly	(2.480)	Semi-Annually	03/20/2029	CAD	853,000	—	(32,954)	(32,954)
Receive	3 Month USD LIBOR	Quarterly	(2.714)	Quarterly	03/17/2028	USD	648,328	—	(33,188)	(33,188)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month USD LIBOR	Quarterly	(2.716)%	Quarterly	03/17/2028	USD	648,328	$—	$(33,293)	$(33,293)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.156)	Semi-Annually	06/19/2026	EUR	1,155,075	—	(33,483)	(33,483)
Receive	3 Month CDOR	Quarterly	(2.618)	Semi-Annually	03/20/2029	CAD	699,780	—	(33,575)	(33,575)
Receive	3 Month USD LIBOR	Quarterly	(2.730)	Quarterly	03/17/2028	USD	648,328	—	(33,854)	(33,854)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.161)	Semi-Annually	06/19/2026	EUR	1,155,075	—	(33,960)	(33,960)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.168)	Semi-Annually	06/19/2026	EUR	1,155,075	—	(34,575)	(34,575)
Receive	3 Month CDOR	Quarterly	(2.647)	Semi-Annually	03/20/2029	CAD	699,780	—	(34,939)	(34,939)
Receive	3 Month CDOR	Quarterly	(2.661)	Semi-Annually	03/20/2029	CAD	699,781	—	(35,627)	(35,627)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.164)	Semi-Annually	06/19/2026	EUR	1,540,100	—	(45,596)	(45,596)
Receive	3 Month CDOR	Quarterly	(2.614)	Semi-Annually	03/20/2029	CAD	1,399,560	—	(66,794)	(66,794)
Receive	3 Month CDOR	Quarterly	(2.629)	Semi-Annually	03/20/2029	CAD	1,399,560	—	(68,216)	(68,216)
Receive	3 Month USD LIBOR	Quarterly	(2.672)	Quarterly	03/17/2028	USD	2,867,931	—	(139,083)	(139,083)
Receive	3 Month USD LIBOR	Quarterly	(2.673)	Quarterly	03/17/2028	USD	2,867,930	—	(139,359)	(139,359)
Receive	3 Month USD LIBOR	Quarterly	(2.658)	Quarterly	03/17/2028	USD	2,937,037	—	(139,843)	(139,843)
Receive	3 Month USD LIBOR	Quarterly	(2.698)	Quarterly	03/17/2028	USD	2,867,930	—	(143,867)	(143,867)
Receive	3 Month USD LIBOR	Quarterly	(2.703)	Quarterly	03/17/2028	USD	2,867,930	—	(144,880)	(144,880)
Subtotal — Depreciation								—	(2,082,588)	(2,082,588)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(145,920)	$(145,920)

(a)	Centrally cleared swap agreements collateralized by $1,032,959 cash held with Credit Suisse Securities (USA) LLC.

Open Over-The-Counter Inflation Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	United Kingdom RPI	At Maturity	3.06%	At Maturity	12/29/2025	GBP	3,450,000	$—	$(233,667)	$(233,667)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	1.46%	At Maturity	08/15/2027	EUR	6,650,145	$—	$248,966	$248,966
Receive	United Kingdom RPI	At Maturity	(3.47)	At Maturity	02/15/2029	GBP	524,000	—	17,557	17,557
Receive	United Kingdom RPI	At Maturity	(3.56)	At Maturity	03/15/2029	GBP	327,000	—	8,886	8,886
Receive	United Kingdom RPI	At Maturity	(3.48)	At Maturity	01/15/2029	GBP	200,000	—	5,947	5,947
Receive	United Kingdom RPI	At Maturity	(3.63)	At Maturity	07/15/2024	GBP	584,400	—	5,323	5,323
Receive	United Kingdom RPI	At Maturity	(3.66)	At Maturity	07/15/2024	GBP	288,874	—	2,162	2,162
Subtotal — Appreciation								—	288,841	288,841
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.64%	At Maturity	01/15/2027	GBP	644,420	$—	$(1,048)	$(1,048)
Pay	United Kingdom RPI	At Maturity	3.63	At Maturity	01/15/2027	GBP	1,529,580	—	(3,292)	(3,292)
Pay	United Kingdom RPI	At Maturity	3.62	At Maturity	07/15/2029	GBP	238,400	—	(3,625)	(3,625)
Pay	United Kingdom RPI	At Maturity	3.60	At Maturity	07/15/2029	GBP	204,000	—	(4,041)	(4,041)
Receive	United Kingdom RPI	At Maturity	(3.71)	At Maturity	12/15/2028	GBP	537,000	—	(4,810)	(4,810)
Pay	United Kingdom RPI	At Maturity	3.50	At Maturity	02/15/2029	GBP	256,750	—	(7,639)	(7,639)
Pay	United Kingdom RPI	At Maturity	3.49	At Maturity	02/15/2029	GBP	256,750	—	(7,860)	(7,860)
Pay	United Kingdom RPI	At Maturity	3.51	At Maturity	02/15/2029	GBP	513,500	—	(14,281)	(14,281)
Pay	United Kingdom RPI	At Maturity	3.25	At Maturity	07/15/2025	GBP	681,299	—	(15,875)	(15,875)
Pay	United Kingdom RPI	At Maturity	3.41	At Maturity	05/15/2027	GBP	1,022,000	—	(33,552)	(33,552)
Pay	United Kingdom RPI	At Maturity	3.11	At Maturity	06/15/2026	GBP	1,196,950	—	(97,020)	(97,020)
Subtotal — Depreciation								—	(193,043)	(193,043)
Total — Centrally Cleared Inflation Swap Agreements								$—	$95,798	$95,798

(a)	Centrally cleared swap agreements collateralized by $1,032,959 cash held with Credit Suisse Securities (USA) LLC.

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Societe Generale	Hang Seng China Enterprise Index	Receive	22.40%	At Maturity	12/30/2019	HKD	44,962	$24,795
UBS AG	Hang Seng China Enterprise Index	Receive	22.45	At Maturity	12/30/2019	HKD	44,962	24,686
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	22.20	At Maturity	12/30/2019	HKD	44,962	23,659
UBS AG	Hang Seng China Enterprise Index	Receive	22.00	At Maturity	12/30/2019	HKD	44,961	22,395
UBS AG	Hang Seng China Enterprise Index	Receive	26.45	At Maturity	12/30/2019	HKD	22,099	20,647
UBS AG	S&P/ASX 200 Index	Receive	16.60	At Maturity	12/19/2019	AUD	4,391	12,409
UBS AG	Hang Seng China Enterprise Index	Receive	22.15	At Maturity	12/30/2019	HKD	16,467	8,511
Societe Generale	Hang Seng China Enterprise Index	Receive	25.95	At Maturity	12/30/2019	HKD	8,496	6,883
UBS AG	Hang Seng Index	Receive	24.95	At Maturity	12/30/2019	HKD	7,441	6,471
J.P. Morgan Securities LLC	S&P/ASX 200 Index	Receive	16.92	At Maturity	12/19/2019	AUD	2,026	6,330
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.21	At Maturity	12/11/2020	JPY	269,435	5,591
UBS AG	S&P/ASX 200 Index	Receive	14.40	At Maturity	12/19/2019	AUD	2,334	4,059
UBS AG	KOSPI 200 Index	Receive	19.50	At Maturity	12/12/2019	KRW	1,033,969	3,847
BNP Paribas S.A.	Nikkei 225 Index	Receive	22.94	At Maturity	12/11/2020	JPY	205,944	3,809
J.P. Morgan Securities LLC	KOSPI 200 Index	Receive	19.36	At Maturity	12/12/2019	KRW	772,083	2,708
UBS AG	Hang Seng Index	Receive	19.50	At Maturity	12/30/2019	HKD	3,968	1,234
UBS AG	KOSPI 200 Index	Receive	17.45	At Maturity	12/10/2020	KRW	7,120,554	802
UBS AG	KOSPI 200 Index	Receive	16.15	At Maturity	12/12/2019	KRW	557,297	547
UBS AG	Hang Seng Index	Receive	20.80	At Maturity	12/30/2020	HKD	14,412	148
Subtotal — Appreciation								179,531
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
UBS AG	Hang Seng Index	Receive	22.50%	At Maturity	12/30/2019	HKD	152	$(80)
UBS AG	S&P/ASX 200 Index	Receive	15.30	At Maturity	12/17/2020	AUD	2,886	(101)
JP Morgan Securities PLC	Hang Seng Index	Receive	20.73	At Maturity	12/30/2020	HKD	43,803	(1,299)
UBS AG	KOSPI 200 Index	Receive	17.70	At Maturity	12/12/2019	KRW	747,249	(1,745)
UBS AG	KOSPI 200 Index	Receive	19.00	At Maturity	12/12/2019	KRW	734,506	(2,446)
Societe Generale	KOSPI 200 Index	Receive	19.00	At Maturity	12/12/2019	KRW	734,507	(2,462)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.95	At Maturity	12/10/2021	JPY	140,826	(2,753)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.99	At Maturity	12/10/2021	JPY	148,665	(2,957)
UBS AG	KOSPI 200 Index	Receive	17.90	At Maturity	12/10/2020	KRW	3,687,422	(3,029)
UBS AG	Hang Seng Index	Receive	21.30	At Maturity	12/30/2019	HKD	6,476	(3,391)
J.P. Morgan Securities LLC	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	1,412	(3,405)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	148,989	(4,056)
Societe Generale	KOSPI 200 Index	Receive	18.25	At Maturity	12/12/2019	KRW	2,001,759	(4,249)
Societe Generale	Hang Seng Index	Receive	22.80	At Maturity	12/30/2019	HKD	6,291	(4,473)
UBS AG	Hang Seng Index	Receive	23.00	At Maturity	12/30/2019	HKD	6,291	(4,573)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	229,328	(4,580)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	6,292	(4,634)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	6,292	(4,708)
J.P. Morgan Securities LLC	S&P/ASX 200 Index	Receive	15.40	At Maturity	12/19/2019	AUD	2,337	(4,787)
J.P. Morgan Securities LLC	Hang Seng Index	Receive	22.64	At Maturity	12/30/2019	HKD	8,943	(4,815)
UBS AG	Hang Seng Index	Receive	21.70	At Maturity	12/30/2020	HKD	23,514	(4,857)
Societe Generale	Hang Seng Index	Receive	22.79	At Maturity	12/30/2019	HKD	9,599	(5,354)
UBS AG	Hang Seng Index	Receive	22.40	At Maturity	12/30/2019	HKD	10,300	(5,359)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	282,170	(5,398)
Goldman Sachs International	Hang Seng Index	Receive	22.50	At Maturity	12/30/2019	HKD	10,300	(5,440)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	358,910	(6,866)
Societe Generale	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	348,375	(6,957)
Societe Generale	Hang Seng China Enterprise Index	Receive	23.79	At Maturity	12/30/2019	HKD	10,050	(7,011)
UBS AG	S&P/ASX 200 Index	Receive	15.80	At Maturity	12/19/2019	AUD	2,969	(7,193)
Goldman Sachs International	S&P/ASX 200 Index	Receive	16.00	At Maturity	12/19/2019	AUD	2,968	(7,517)
UBS AG	Hang Seng China Enterprise Index	Receive	23.60	At Maturity	12/30/2019	HKD	12,776	(8,519)
Societe Generale	S&P/ASX 200 Index	Receive	15.99	At Maturity	12/19/2019	AUD	3,468	(8,962)
UBS AG	S&P/ASX 200 Index	Receive	15.10	At Maturity	12/19/2019	AUD	3,959	(9,158)
Goldman Sachs International	S&P/ASX 200 Index	Receive	15.90	At Maturity	12/19/2019	AUD	4,212	(9,505)
UBS AG	KOSPI 200 Index	Receive	17.70	At Maturity	12/12/2019	KRW	5,376,546	(9,785)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	422,672	(11,507)
UBS AG	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	5,607	(11,642)
Societe Generale	S&P/ASX 200 Index	Receive	16.25	At Maturity	12/19/2019	AUD	4,925	(11,724)
Societe Generale	S&P/ASX 200 Index	Receive	15.60	At Maturity	12/19/2019	AUD	5,901	(12,485)
UBS AG	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,782	(12,600)
Societe Generale	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,781	(12,600)
J.P. Morgan Securities LLC	S&P/ASX 200 Index	Receive	15.73	At Maturity	12/19/2019	AUD	5,896	(12,848)
Societe Generale	KOSPI 200 Index	Receive	17.60	At Maturity	12/12/2019	KRW	8,425,923	(14,186)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	20,410	(14,830)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	20,410	(14,981)
Societe Generale	S&P/ASX 200 Index	Receive	16.15	At Maturity	12/19/2019	AUD	5,114	(15,044)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	24.39	At Maturity	12/30/2019	HKD	19,923	(15,115)
UBS AG	S&P/ASX 200 Index	Receive	15.75	At Maturity	12/19/2019	AUD	5,902	(15,148)
UBS AG	S&P/ASX 200 Index	Receive	15.85	At Maturity	12/19/2019	AUD	6,798	(15,360)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
UBS AG	S&P/ASX 200 Index	Receive	16.30%	At Maturity	12/19/2019	AUD	5,115	$(15,371)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	24.53	At Maturity	12/30/2019	HKD	19,923	(15,381)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	25.10	At Maturity	12/30/2019	HKD	22,970	(16,924)
UBS AG	Hang Seng Index	Receive	22.77	At Maturity	12/30/2019	HKD	29,979	(17,061)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	25,349	(17,977)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	24.94	At Maturity	12/30/2019	HKD	25,942	(18,373)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.20	At Maturity	12/30/2019	HKD	25,999	(19,149)
UBS AG	Hang Seng China Enterprise Index	Receive	25.30	At Maturity	12/30/2019	HKD	26,000	(19,456)
Societe Generale	Nikkei 225 Index	Receive	23.65	At Maturity	12/11/2020	JPY	810,968	(19,772)
UBS AG	Hang Seng China Enterprise Index	Receive	24.45	At Maturity	12/30/2020	HKD	56,839	(20,890)
UBS AG	S&P/ASX 200 Index	Receive	15.84	At Maturity	12/19/2019	AUD	8,330	(21,018)
UBS AG	Nikkei 225 Index	Receive	24.10	At Maturity	12/11/2020	JPY	806,694	(22,613)
Societe Generale	Nikkei 225 Index	Receive	24.25	At Maturity	12/11/2020	JPY	808,475	(23,636)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	32,612	(23,699)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.39	At Maturity	12/30/2019	HKD	31,377	(23,817)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	33,729	(24,173)
J.P. Morgan Securities LLC	Hang Seng Index	Receive	21.80	At Maturity	12/30/2019	HKD	52,590	(24,285)
UBS AG	Hang Seng China Enterprise Index	Receive	24.70	At Maturity	12/30/2019	HKD	36,236	(25,231)
Societe Generale	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	36,236	(25,656)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	36,236	(26,366)
Societe Generale	Hang Seng China Enterprise Index	Receive	24.20	At Maturity	12/30/2019	HKD	35,793	(26,502)
Societe Generale	Hang Seng China Enterprise Index	Receive	25.33	At Maturity	12/30/2019	HKD	35,247	(26,571)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	24.44	At Maturity	12/30/2019	HKD	34,322	(26,641)
UBS AG	Hang Seng China Enterprise Index	Receive	24.40	At Maturity	12/30/2019	HKD	35,793	(27,069)
UBS AG	Hang Seng China Enterprise Index	Receive	25.70	At Maturity	12/30/2019	HKD	44,329	(34,481)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	25.00	At Maturity	12/30/2019	HKD	48,859	(34,519)
J.P. Morgan Securities LLC	Hang Seng China Enterprise Index	Receive	26.89	At Maturity	12/30/2019	HKD	35,657	(34,995)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.05	At Maturity	12/30/2019	HKD	51,400	(36,838)
UBS AG	Hang Seng China Enterprise Index	Receive	24.80	At Maturity	12/30/2019	HKD	91,010	(63,034)
Subtotal — Depreciation								(1,093,992)
Total — Variance Swap Agreements								$(914,461)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Merrill Lynch International	USD/CAD	Receive	6.20%	At Maturity	04/07/2020	USD	159	$(136)
Merrill Lynch International	USD/CAD	Receive	6.25	At Maturity	04/07/2020	USD	900	(678)
Goldman Sachs International	USD/CAD	Receive	6.09	At Maturity	04/07/2020	USD	2,576	(1,310)
J.P. Morgan Securities LLC	USD/CAD	Receive	6.57	At Maturity	12/09/2019	USD	1,295	(2,033)
Barclays Bank PLC	USD/CAD	Receive	6.15	At Maturity	04/07/2020	USD	3,631	(2,093)
Goldman Sachs International	USD/CAD	Receive	7.63	At Maturity	12/09/2019	USD	987	(2,381)
Goldman Sachs International	AUD/USD	Receive	8.48	At Maturity	04/15/2020	USD	2,350	(2,418)
Barclays Bank PLC	AUD/USD	Receive	9.70	At Maturity	12/09/2019	USD	902	(2,441)
J.P. Morgan Securities LLC	USD/CAD	Receive	7.50	At Maturity	12/09/2019	USD	1,128	(2,718)
J.P. Morgan Securities LLC	AUD/USD	Receive	8.14	At Maturity	04/15/2020	USD	3,015	(2,775)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.13	At Maturity	04/15/2020	USD	3,015	(2,785)
J.P. Morgan Securities LLC	USD/CAD	Receive	7.18	At Maturity	12/09/2019	USD	1,304	(2,818)
Barclays Bank PLC	USD/CAD	Receive	6.35	At Maturity	04/07/2020	USD	3,025	(2,835)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.26	At Maturity	04/15/2020	USD	3,269	$(3,415)
J.P. Morgan Securities LLC	AUD/USD	Receive	8.50	At Maturity	04/15/2020	USD	2,634	(3,436)
BNP Paribas S.A.	AUD/USD	Receive	8.45	At Maturity	04/15/2020	USD	3,496	(3,638)
UBS AG	AUD/USD	Receive	8.65	At Maturity	04/15/2020	USD	2,574	(3,656)
J.P. Morgan Securities LLC	AUD/USD	Receive	9.53	At Maturity	12/09/2019	USD	1,565	(4,391)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.50	At Maturity	04/15/2020	USD	3,332	(4,464)
Merrill Lynch International	USD/CAD	Receive	6.20	At Maturity	04/07/2020	USD	5,224	(4,479)
Citigroup Global Markets Inc.	AUD/USD	Receive	9.08	At Maturity	12/09/2019	USD	1,954	(4,645)
Merrill Lynch International	USD/CAD	Receive	6.35	At Maturity	04/07/2020	USD	5,224	(5,307)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.56	At Maturity	04/15/2020	USD	4,325	(5,837)
Goldman Sachs International	USD/CAD	Receive	6.80	At Maturity	12/09/2019	USD	3,663	(6,704)
Citigroup Global Markets Inc.	AUD/USD	Receive	9.02	At Maturity	12/09/2019	USD	2,930	(6,852)
Goldman Sachs International	USD/CAD	Receive	6.85	At Maturity	12/09/2019	USD	3,663	(6,881)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.60	At Maturity	04/15/2020	USD	5,062	(7,395)
Goldman Sachs International	AUD/USD	Receive	10.18	At Maturity	12/09/2019	USD	2,316	(7,589)
J.P. Morgan Securities LLC	USD/CAD	Receive	7.29	At Maturity	12/09/2019	USD	3,607	(8,073)
Barclays Bank PLC	USD/CAD	Receive	7.40	At Maturity	12/09/2019	USD	3,607	(8,431)
Citigroup Global Markets Inc.	AUD/USD	Receive	8.60	At Maturity	04/15/2020	USD	6,030	(8,730)
J.P. Morgan Securities LLC	AUD/USD	Receive	9.55	At Maturity	12/09/2019	USD	4,280	(11,712)
J.P. Morgan Securities LLC	AUD/USD	Receive	9.62	At Maturity	12/09/2019	USD	4,280	(12,058)
Merrill Lynch International	USD/CAD	Receive	6.30	At Maturity	04/07/2020	USD	18,701	(17,880)
Subtotal — Depreciation								(172,994)
Total — Volatility Swap Agreements								$(172,994)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	837	February—2020	$166,858	$—	$1,824	$1,824
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	669	February—2020	133,367	—	1,458	1,458
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	515	February—2020	102,666	—	1,122	1,122
Macquarie Bank Ltd.	Receive	Macquarie MQCP625E Index	0.120%	Monthly	493	February—2020	98,281	—	1,075	1,075
Macquarie Bank Ltd.	Pay	Macquarie MQCP625E Index	0.240%	Monthly	4,235	February—2020	657,922	—	1,052	1,052
Macquarie Bank Ltd.	Pay	Macquarie MQCP625E Index	0.240%	Monthly	3,959	February—2020	615,044	—	983	983
Macquarie Bank Ltd.	Pay	Macquarie MQCP625E Index	0.240%	Monthly	1,920	February—2020	298,279	—	477	477
Subtotal — Appreciation								—	7,991	7,991
Commodity Risk
BNP Paribas SA	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,815	June—2020	459,746	—	(400)	(400)
BNP Paribas SA	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,816	June—2020	459,999	—	(401)	(401)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
BNP Paribas SA	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,821	June—2020	$461,265	$—	$(402)	$(402)
Macquarie Bank Ltd.	Receive	Macquarie MQCP625E Index	0.240%	Monthly	690	February—2020	107,194	—	(171)	(171)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	855	February—2020	170,446	—	(1,863)	(1,863)
Macquarie Bank Ltd.	Receive	Macquarie MQCP625E Index	0.240%	Monthly	78,665	February—2020	12,220,883	—	(19,533)	(19,533)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	11,853	February—2020	2,362,920	—	(25,833)	(25,833)
Subtotal								—	(48,603)	(48,603)
Equity Risk
Goldman Sachs International	Receive	Mexican Bolsa Index	—	Monthly	60	September—2019	138,279	—	(8,781)	(8,781)
Goldman Sachs International	Receive	Mexican Bolsa Index	—	Monthly	70	September—2019	160,243	—	(9,846)	(9,846)
Goldman Sachs International	Receive	Bovespa Index	—	Monthly	29	August—2019	733,884	—	(28,000)	(28,000)
Goldman Sachs International	Receive	Mexican Bolsa Index	—	Monthly	210	September—2019	480,045	—	(29,864)	(29,864)
Goldman Sachs International	Receive	Mexican Bolsa Index	—	Monthly	260	September—2019	596,676	—	(37,304)	(37,304)
Subtotal								—	(113,795)	(113,795)
Subtotal — Depreciation								—	(162,398)	(162,398)
Total — Total Return Swap Agreements								—	(154,407)	(154,407)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Morgan Stanley & Co. LLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	202	June—2020	$761,196	$—	$8,555	$8,555
Morgan Stanley & Co. LLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	200	June—2020	757,228	—	8,510	8,510
Morgan Stanley & Co. LLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	200	June—2020	756,926	—	8,507	8,507
Morgan Stanley & Co. LLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	177	June—2020	667,704	—	7,504	7,504
Morgan Stanley & Co. LLC	Pay	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	121	June—2020	457,821	—	5,145	5,145
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	213	October—2019	216,412	—	527	527
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	189	October—2019	191,981	—	465	465
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	142	October—2019	$144,240	$—	$350	$350
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	133	October—2019	135,098	—	328	328
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	49	October—2019	49,772	—	120	120
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	162	November—2019	823,088	—	2	2
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	103	November—2019	523,322	—	1	1
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	103	November—2019	523,321	—	1	1
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	133	November—2019	675,745	—	1	1
UBS AG	Receive	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	12	November—2019	60,969	—	0	0
Subtotal — Appreciation								—	40,016	40,016
Equity Risk
J.P. Morgan Chase Bank, N.A.	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.540%	Quarterly	1,290	September—2019	406,051	—	(456)	(456)
Morgan Stanley & Co. LLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	174	June—2020	458,739	—	(3,458)	(3,458)
Morgan Stanley & Co. LLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	241	June—2020	636,583	—	(4,798)	(4,798)
Morgan Stanley & Co. LLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	285	June—2020	754,301	—	(5,685)	(5,685)
Morgan Stanley & Co. LLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	286	June—2020	755,384	—	(5,693)	(5,693)
Morgan Stanley & Co. LLC	Receive	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	286	June—2020	756,891	—	(5,705)	(5,705)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	65	October—2019	65,453	—	(155)	(155)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	83	October—2019	84,508	—	(201)	(201)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	272	October—2019	276,553	—	(669)	(669)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	371	October—2019	376,669	—	(914)	(914)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	545	October—2019	$553,560	$—	$(1,336)	$(1,336)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.300%	Quarterly	574	October—2019	582,878	—	(1,411)	(1,411)
Societe Generale	Receive	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.300%	Quarterly	828	October—2019	841,057	—	(2,036)	(2,036)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	33	November—2019	167,666	—	(0)	(0)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.280%	Quarterly	80	November—2019	406,463	—	(1)	(1)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	66	September—2019	21,286	—	(576)	(576)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	538	September—2019	173,823	—	(4,695)	(4,695)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	618	September—2019	199,632	—	(5,392)	(5,392)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	680	September—2019	219,493	—	(5,929)	(5,929)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	765	September—2019	247,134	—	(6,674)	(6,674)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.385%	Quarterly	772	October—2019	249,466	—	(6,738)	(6,738)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.300%	Quarterly	842	September—2019	272,103	—	(7,349)	(7,349)
UBS AG	Receive	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.385%	Quarterly	3,859	October—2019	1,246,737	—	(33,674)	(33,674)
Subtotal — Depreciation								—	(103,545)	(103,545)
Total — Total Return Swap Agreements								—	(63,529)	(63,529)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,211,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie MQCP625E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)
Macquarie MQCP641E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/14/2019	Barclays Bank PLC	EUR	2,680,842	USD	3,015,771	$45,237
08/14/2019	Barclays Bank PLC	KRW	3,033,978,287	USD	2,598,231	32,855
08/14/2019	Barclays Bank PLC	NOK	174,167	EUR	158,879	1,880
08/14/2019	Barclays Bank PLC	NZD	1,695,800	USD	1,123,827	10,076
08/14/2019	Barclays Bank PLC	USD	1,067,973	MXN	20,672,050	8,568
09/11/2019	Barclays Bank PLC	KRW	2,441,608,287	USD	2,074,821	8,608
09/11/2019	Barclays Bank PLC	USD	776,919	KRW	918,612,667	457
10/15/2019	Barclays Bank PLC	CAD	1,072,600	USD	819,398	5,604
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/20/2019	BNP Paribas S.A.	KRW	3,005,000	USD	2,557	$16
09/11/2019	BNP Paribas S.A.	EUR	1,601,879	NOK	14,214,833	4,922
09/11/2019	BNP Paribas S.A.	EUR	1,583,833	USD	1,802,109	43,174
08/14/2019	Citibank, N.A.	EUR	704,931	SEK	6,811,001	686
08/14/2019	Citibank, N.A.	USD	47,386	BRL	182,000	265
09/13/2019	Citibank, N.A.	GBP	110,000	USD	138,757	4,710
09/20/2019	Citibank, N.A.	EUR	1,360,000	USD	1,532,657	21,174
09/20/2019	Citibank, N.A.	GBP	706,000	USD	882,532	21,892
10/15/2019	Citibank, N.A.	CHF	170,165	JPY	18,446,650	340
10/15/2019	Citibank, N.A.	EUR	169,750	JPY	18,446,650	755
10/15/2019	Citibank, N.A.	EUR	1,685,986	USD	1,919,131	41,585
10/15/2019	Citibank, N.A.	JPY	43,399,166	USD	401,977	832
10/15/2019	Citibank, N.A.	NZD	1,695,800	USD	1,137,017	21,900
04/14/2020	Citibank, N.A.	HKD	27,545,934	USD	3,536,277	13,243
08/14/2019	Goldman Sachs International	CHF	169,292	JPY	18,446,650	416
08/14/2019	Goldman Sachs International	CNY	19,632,231	USD	2,911,263	60,272
08/14/2019	Goldman Sachs International	EUR	168,811	JPY	18,446,650	897
08/14/2019	Goldman Sachs International	EUR	400,000	USD	452,899	9,675
08/14/2019	Goldman Sachs International	JPY	43,399,167	USD	399,723	455
08/14/2019	Goldman Sachs International	USD	3,561,581	INR	250,290,107	72,923
08/20/2019	Goldman Sachs International	EUR	120,000	USD	135,133	2,103
08/20/2019	Goldman Sachs International	GBP	28,000	USD	35,141	1,060
08/20/2019	Goldman Sachs International	TWD	87,000	USD	2,807	6
09/11/2019	Goldman Sachs International	EUR	897,368	USD	1,018,248	21,671
09/11/2019	Goldman Sachs International	USD	422,719	RUB	27,908,400	13,356
09/20/2019	Goldman Sachs International	MXN	1,443,125	USD	75,512	814
09/20/2019	Goldman Sachs International	ZAR	694,389	USD	48,657	532
10/04/2019	Goldman Sachs International	GBP	600,000	USD	755,108	23,184
10/15/2019	Goldman Sachs International	USD	423,027	RUB	27,231,000	618
08/05/2019	J.P. Morgan Chase Bank, N.A.	USD	20,000	ARS	992,400	2,548
08/14/2019	J.P. Morgan Chase Bank, N.A.	CHF	169,520	JPY	18,446,650	187
08/14/2019	J.P. Morgan Chase Bank, N.A.	EUR	168,918	JPY	18,446,650	789
08/14/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,424,577	NOK	12,636,333	2,685
08/14/2019	J.P. Morgan Chase Bank, N.A.	JPY	43,399,167	USD	399,944	675
08/14/2019	J.P. Morgan Chase Bank, N.A.	SEK	140,896	EUR	128,695	1,706
08/14/2019	J.P. Morgan Chase Bank, N.A.	USD	2,458,360	JPY	272,025,104	44,248
08/20/2019	J.P. Morgan Chase Bank, N.A.	TWD	454,000	USD	14,622	7
09/11/2019	J.P. Morgan Chase Bank, N.A.	CNY	1,018,000	USD	147,998	186
09/11/2019	J.P. Morgan Chase Bank, N.A.	NZD	1,695,800	USD	1,126,113	11,710
09/11/2019	J.P. Morgan Chase Bank, N.A.	USD	108,919	INR	7,528,700	92
09/13/2019	J.P. Morgan Chase Bank, N.A.	EUR	40,000	USD	45,368	939
09/13/2019	J.P. Morgan Chase Bank, N.A.	GBP	120,000	USD	151,490	5,256
08/14/2019	Morgan Stanley & Co. LLC	RUB	4,618,200	USD	73,061	623
08/14/2019	Morgan Stanley & Co. LLC	USD	526,323	RUB	34,881,800	20,810
08/20/2019	Morgan Stanley & Co. LLC	KRW	38,313,000	USD	32,519	119
09/11/2019	Morgan Stanley & Co. LLC	CHF	169,710	JPY	18,446,650	353
09/11/2019	Morgan Stanley & Co. LLC	EUR	169,449	JPY	18,446,650	615
09/11/2019	Morgan Stanley & Co. LLC	JPY	43,399,166	USD	400,665	559
10/15/2019	Morgan Stanley & Co. LLC	EUR	169,715	JPY	18,446,650	791
10/15/2019	Morgan Stanley & Co. LLC	JPY	43,399,167	USD	402,226	1,080
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/05/2019	Royal Bank of Scotland Securities Inc.	ARS	992,400	USD	22,699	$151
09/13/2019	Royal Bank of Scotland Securities Inc.	EUR	20,000	USD	22,383	168
08/14/2019	Standard Charted Bank PLC	TWD	80,027,564	USD	2,595,853	20,525
09/11/2019	Standard Charted Bank PLC	USD	936,734	INR	65,000,000	4,426
10/15/2019	Standard Charted Bank PLC	KRW	2,089,947,287	USD	1,790,718	20,024
10/15/2019	Standard Charted Bank PLC	USD	1,008,050	INR	70,267,114	5,536
04/14/2020	Standard Charted Bank PLC	HKD	26,910,066	USD	3,454,900	13,191
08/20/2019	State Street Bank & Trust Co.	AUD	943,646	USD	660,313	14,565
08/20/2019	State Street Bank & Trust Co.	BRL	231,000	USD	61,326	870
08/20/2019	State Street Bank & Trust Co.	CAD	401,000	USD	307,793	3,847
08/20/2019	State Street Bank & Trust Co.	CHF	998,878	USD	1,015,151	9,421
08/20/2019	State Street Bank & Trust Co.	CNY	2,261,811	USD	328,612	163
08/20/2019	State Street Bank & Trust Co.	DKK	852,671	USD	128,950	2,355
08/20/2019	State Street Bank & Trust Co.	EUR	4,925,656	USD	5,559,088	98,566
08/20/2019	State Street Bank & Trust Co.	GBP	5,865,046	USD	7,360,097	221,402
08/20/2019	State Street Bank & Trust Co.	HKD	7,873,076	USD	1,006,821	834
08/20/2019	State Street Bank & Trust Co.	INR	15,543,000	USD	225,693	128
08/20/2019	State Street Bank & Trust Co.	JPY	55,997,161	USD	517,775	2,381
08/20/2019	State Street Bank & Trust Co.	KRW	1,161,384,643	USD	985,989	3,818
08/20/2019	State Street Bank & Trust Co.	NOK	1,618,071	USD	189,709	6,917
08/20/2019	State Street Bank & Trust Co.	SEK	2,465,647	USD	264,036	8,481
08/20/2019	State Street Bank & Trust Co.	SGD	227,518	USD	167,296	1,685
08/20/2019	State Street Bank & Trust Co.	TWD	17,789,602	USD	573,059	393
08/20/2019	State Street Bank & Trust Co.	USD	5,210	THB	161,000	27
08/20/2019	State Street Bank & Trust Co.	ZAR	35,279,737	USD	2,515,086	60,786
Subtotal—Appreciation						1,093,399
Currency Risk
08/20/2019	Barclays Bank PLC	USD	4,211	AUD	6,000	(105)
08/20/2019	Barclays Bank PLC	USD	1,534	CAD	2,000	(18)
09/11/2019	Barclays Bank PLC	TWD	63,067,138	USD	2,014,667	(17,988)
08/14/2019	BNP Paribas S.A.	INR	11,224,100	USD	161,923	(1,064)
08/20/2019	Citibank, N.A.	INR	1,045,000	USD	15,108	(57)
08/30/2019	Citibank, N.A.	CAD	38,866	USD	29,029	(436)
10/15/2019	Citibank, N.A.	USD	274,582	MXN	5,308,508	(922)
08/14/2019	Goldman Sachs International	BRL	3,806,000	USD	957,617	(38,857)
08/14/2019	Goldman Sachs International	EUR	908,630	PLN	3,502,300	(4,770)
08/14/2019	Goldman Sachs International	EUR	685,133	SEK	6,500,000	(11,736)
08/14/2019	Goldman Sachs International	USD	75,650	CNY	519,300	(237)
08/14/2019	Goldman Sachs International	USD	874,746	EUR	778,509	(12,111)
09/11/2019	Goldman Sachs International	BRL	60,500	USD	15,506	(302)
09/11/2019	Goldman Sachs International	EUR	909,229	PLN	3,502,300	(4,740)
09/11/2019	Goldman Sachs International	EUR	158,440	SEK	1,500,000	(2,717)
09/11/2019	Goldman Sachs International	USD	1,010,496	EUR	897,368	(13,919)
10/15/2019	Goldman Sachs International	BRL	1,484,500	USD	380,583	(6,156)
10/15/2019	Goldman Sachs International	EUR	1,860,072	NOK	16,223,833	(24,869)
10/15/2019	Goldman Sachs International	EUR	909,972	PLN	3,502,300	(4,679)
10/15/2019	Goldman Sachs International	EUR	1,592,346	SEK	15,039,000	(27,272)
10/15/2019	Goldman Sachs International	USD	885,570	EUR	784,352	(12,101)
10/15/2019	Goldman Sachs International	USD	779,748	KRW	918,612,667	(1,459)
04/15/2020	Goldman Sachs International	CNY	405,500	USD	58,726	(74)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/14/2019	J.P. Morgan Chase Bank, N.A.	CAD	1,397,200	USD	1,042,380	$(16,534)
08/14/2019	J.P. Morgan Chase Bank, N.A.	EUR	312,890	SEK	3,000,000	(2,092)
08/20/2019	J.P. Morgan Chase Bank, N.A.	USD	41,359	JPY	4,442,000	(475)
08/20/2019	J.P. Morgan Chase Bank, N.A.	USD	2,273	KRW	2,680,000	(6)
09/11/2019	J.P. Morgan Chase Bank, N.A.	CAD	1,132,200	USD	846,676	(11,856)
09/11/2019	J.P. Morgan Chase Bank, N.A.	EUR	657,018	PLN	2,518,132	(6,694)
09/11/2019	J.P. Morgan Chase Bank, N.A.	EUR	1,425,565	SEK	13,641,000	(9,417)
09/11/2019	J.P. Morgan Chase Bank, N.A.	USD	2,419,586	JPY	259,922,104	(23,310)
04/15/2020	J.P. Morgan Chase Bank, N.A.	USD	203,490	HKD	1,586,000	(645)
08/20/2019	Morgan Stanley & Co. LLC	USD	7,160	BRL	27,000	(94)
08/20/2019	Morgan Stanley & Co. LLC	USD	20,330	DKK	135,000	(287)
08/20/2019	Morgan Stanley & Co. LLC	USD	128,191	EUR	114,000	(1,812)
08/20/2019	Morgan Stanley & Co. LLC	USD	13,657	GBP	11,000	(269)
08/20/2019	Morgan Stanley & Co. LLC	USD	4,274	KRW	5,035,000	(16)
09/11/2019	Morgan Stanley & Co. LLC	EUR	655,743	PLN	2,517,882	(5,485)
08/20/2019	Royal Bank of Scotland Securities Inc.	USD	6,366	BRL	24,000	(84)
10/15/2019	Standard Charted Bank PLC	TWD	57,493,513	USD	1,855,378	(1,070)
10/15/2019	Standard Charted Bank PLC	USD	1,589,724	JPY	169,933,104	(19,005)
02/13/2020	Standard Charted Bank PLC	CNY	17,716,062	USD	2,541,825	(28,403)
08/20/2019	State Street Bank & Trust Co.	IDR	481,844,000	USD	34,201	(106)
08/20/2019	State Street Bank & Trust Co.	INR	996,000	USD	14,398	(57)
08/20/2019	State Street Bank & Trust Co.	MXN	838,000	USD	43,586	(11)
08/20/2019	State Street Bank & Trust Co.	THB	4,650,000	USD	150,528	(729)
08/20/2019	State Street Bank & Trust Co.	USD	31,645	AUD	45,000	(849)
08/20/2019	State Street Bank & Trust Co.	USD	48,769	CAD	64,000	(258)
08/20/2019	State Street Bank & Trust Co.	USD	58,918	CHF	58,000	(520)
08/20/2019	State Street Bank & Trust Co.	USD	273,914	EUR	244,000	(3,419)
08/20/2019	State Street Bank & Trust Co.	USD	248,344	GBP	201,000	(3,696)
08/20/2019	State Street Bank & Trust Co.	USD	412,581	HKD	3,226,000	(375)
08/20/2019	State Street Bank & Trust Co.	USD	172,736	JPY	18,598,000	(1,562)
08/20/2019	State Street Bank & Trust Co.	USD	37,613	KRW	44,306,295	(143)
08/20/2019	State Street Bank & Trust Co.	USD	1,622	MXN	31,000	(9)
08/20/2019	State Street Bank & Trust Co.	USD	6,887	NOK	60,000	(110)
08/20/2019	State Street Bank & Trust Co.	USD	3,677	TWD	114,000	(7)
Subtotal—Depreciation						(325,994)
Total Forward Foreign Currency Contracts						$767,405

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Abbreviations:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HICP	—Harmonised Index of Consumer Prices
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RPI	—Retail Price Index
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TWD	—Taiwan New Dollar
UK	—United Kingdom
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,349,322	$15,697,430	$—	$19,046,752
Non-U.S. Dollar Denominated Bonds & Notes	—	8,276,190	324,310	8,600,500
U.S. Dollar Denominated Bonds & Notes	—	7,239,371	—	7,239,371
U.S. Treasury Securities	—	2,374,675	—	2,374,675
Exchange-Traded Funds	96,288	—	—	96,288
Money Market Funds	22,174,291	—	—	22,174,291
Options Purchased	—	2,305,862	—	2,305,862
Total Investments in Securities	25,619,901	35,893,528	324,310	61,837,739
Other Investments - Assets*
Futures Contracts	96,480	—	—	96,480
Forward Foreign Currency Contracts	—	1,093,399	—	1,093,399
Swap Agreements	—	2,453,047	—	2,453,047
	96,480	3,546,446	—	3,642,926
Other Investments - Liabilities*
Futures Contracts	(840,558)	—	—	(840,558)
Forward Foreign Currency Contracts	—	(325,994)	—	(325,994)
Options Written	—	(2,258,554)	—	(2,258,554)
Swap Agreements	—	(4,091,255)	—	(4,091,255)
	(840,558)	(6,675,803)	—	(7,516,361)
Total Other Investments	(744,078)	(3,129,357)	—	(3,873,435)
Total Investments	$24,875,823	$32,764,171	$324,310	$57,964,304

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Targeted Returns Fund